UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-08416

Touchstone Variable Series Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

June 30, 2015

(Unaudited)

Semi-Annual Report

Touchstone Variable Series Trust

Touchstone Active Bond Fund

Touchstone Baron Small Cap Growth Fund

Touchstone High Yield Fund

Touchstone Large Cap Core Equity Fund

Touchstone Mid Cap Growth Fund

Touchstone Third Avenue Value Fund

Touchstone Aggressive ETF Fund

Touchstone Conservative ETF Fund

Touchstone Moderate ETF Fund

This report identifies the Funds' investments on June 30, 2015. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolios of Investments (Unaudited)

June 30, 2015

The illustrations below provide each Fund’s credit quality, sector allocation or geographic allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Active Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	44.3%
AA/Aa	2.7
A	6.3
BBB/Baa	21.3
BB/Ba	9.9
B	4.5
CCC	1.3
Not Rated	0.6
Other Assets/Liabilities (Net)	9.1
Total	100.0%

Touchstone Baron Small Cap Growth Fund
Sector Allocation**	(% of Net Assets)
Consumer Discretionary	28.8%
Financials	22.8
Industrials	15.2
Information Technology	13.9
Consumer Staples	7.0
Health Care	3.9
Utilities	3.1
Energy	1.5
Telecommunication Services	1.0
Investment Funds	10.0
Other Assets/Liabilities (Net)	(7.2)
Total	100.0%

Touchstone High Yield Fund
Credit Quality*	(% of Investment Securities)
BBB/Baa	0.9%
BB/Ba	49.4
B/B	47.3
CCC	2.2
Other Assets/Liabilities (Net)	0.2
Total	100.0%

Touchstone Large Cap Core Equity Fund
Sector Allocation**	(% of Net Assets)
Financials	20.9%
Information Technology	18.9
Consumer Discretionary	16.7
Health Care	16.3
Industrials	11.2
Energy	5.7
Consumer Staples	5.1
Materials	1.1
Utilities	0.9
Telecommunication Services	0.4
Investment Fund	2.9
Other Assets/Liabilities (Net)	(0.1)
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

**	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Mid Cap Growth Fund
Sector Allocation*	(% of Net Assets)
Health Care	19.6%
Consumer Discretionary	18.3
Industrials	17.0
Information Technology	16.4
Financials	11.3
Materials	5.7
Energy	5.5
Consumer Staples	3.4
Investment Fund	3.3
Other Assets/Liabilities (Net)	(0.5)
Total	100.0%

Touchstone Third Avenue Value Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
United States	68.8%
Hong Kong	8.8
France	5.4
Canada	5.2
Korea	2.3
Sweden	1.8
Switzerland	1.5
United Kingdom	1.1
Investment Fund	4.9
Other Assets/Liabilities (Net)	0.2
Total	100.0%

Touchstone Aggressive ETF Fund
Sector Allocation	(% of Net Assets)
Exchange Traded Funds	98.5%
Investment Funds	5.3
Other Assets/Liabilities (Net)	(3.8)
Total	100.0%

Touchstone Conservative ETF Fund
Sector Allocation	(% of Net Assets)
Exchange Traded Funds	98.7%
Investment Funds	10.6
Other Assets/Liabilities (Net)	(9.3)
Total	100.0%

Touchstone Moderate ETF Fund
Sector Allocation	(% of Net Assets)
Exchange Traded Funds	98.6%
Investment Funds	8.1
Other Assets/Liabilities (Net)	(6.7)
Total	100.0%

*	Sector Classifications are based upon the Global Industry Classification Standard (GICS®).

Portfolio of Investments

Touchstone Active Bond Fund – June 30, 2015 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 42.1%

	Financials — 13.6%
$233,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	4.500%, 5/15/21	$234,165
134,000	Ally Financial, Inc., 8.000%, 11/1/31	170,850
300,000	Bank of America Corp.,
	6.100%, 12/29/49(A)	296,250
245,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	238,702
300,000	Bank of New York Mellon Corp. (The),
	4.950%, 12/29/49(A)	297,750
174,000	BB&T Corp. MTN, 2.625%, 6/29/20	174,386
155,000	Boston Properties LP, REIT,
	3.850%, 2/1/23	158,715
265,000	Capital One NA/Mclean VA,
	1.650%, 2/5/18	262,968
3,000	CIT Group, Inc., 5.000%, 8/15/22	2,970
125,000	Citigroup, Inc., 3.300%, 4/27/25	120,201
300,000	Citigroup, Inc., 5.350%, 4/29/49(A)	282,450
27,000	Credit Acceptance Corp., 144a,
	7.375%, 3/15/23	27,878
250,000	Credit Suisse Group Funding
	Guernsey Ltd. (Guernsey), 144a,
	2.750%, 3/26/20	246,863
265,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	267,463
155,000	General Electric Capital Corp. MTN,
	4.650%, 10/17/21	169,827
223,000	General Motors Financial Co., Inc.,
	3.250%, 5/15/18	228,072
1,000	General Motors Financial Co., Inc.,
	4.250%, 5/15/23	1,012
115,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	127,710
25,000	Goldman Sachs Group, Inc. (The),
	5.375%, 12/29/49(A)	24,698
300,000	Goldman Sachs Group, Inc. (The),
	5.700%, 12/29/49(A)	301,080
180,000	Health Care REIT, Inc., 6.125%, 4/15/20	205,645
145,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	144,059
300,000	JPMorgan Chase & Co.,
	5.150%, 12/29/49(A)	285,480
14,000	JPMorgan Chase & Co.,
	5.300%, 12/29/49(A)	13,896
14,000	MetLife, Inc., 5.250%, 12/29/49(A)	13,878
80,000	Morgan Stanley, 3.950%, 4/23/27	75,431
300,000	Morgan Stanley, 5.450%, 7/29/49(A)	297,750
166,000	Navient LLC MTN, 6.125%, 3/25/24	158,945
160,000	Omega Healthcare Investors, Inc. REIT,
	4.950%, 4/1/24	163,652
231,000	PHH Corp., 6.375%, 8/15/21	226,958
160,000	PNC Bank NA, 2.700%, 11/1/22	153,986
165,000	Prudential Financial, Inc.,
	5.625%, 6/15/43(A)	171,022
13,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	12,448
130,000	Teachers Insurance & Annuity
	Association of America, 144a,
	6.850%, 12/16/39	162,780
185,000	Ventas Realty LP, REIT, 1.550%, 9/26/16	185,682
175,000	Vornado Realty LP, 5.000%, 1/15/22	189,416
275,000	Wells Fargo & Co., 5.900%, 12/29/49(A)	275,688
285,000	Wells Fargo & Co. MTN,
	3.000%, 2/19/25	272,956
		6,643,682

	Consumer Discretionary — 7.0%
14,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a, 4.625%, 1/15/22	13,790
225,000	Amazon.com, Inc., 2.600%, 12/5/19	226,409
1,000	AMC Networks, Inc., 7.750%, 7/15/21	1,079
230,000	AutoNation, Inc., 5.500%, 2/1/20	248,975
20,000	Belo Corp., 7.250%, 9/15/27	21,000
6,000	Cable One, Inc., 144a, 5.750%, 6/15/22	6,075
13,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	12,610
215,000	CBS Corp., 4.900%, 8/15/44	198,609
233,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	242,902
233,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	231,427
25,000	Cimpress N.V. (Netherlands), 144a,
	7.000%, 4/1/22	25,688
195,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 2.400%, 3/15/17	197,576
225,000	Discovery Communications LLC,
	3.450%, 3/15/25	211,127
233,000	DISH DBS Corp., 6.750%, 6/1/21	242,902
90,000	Dollar General Corp., 3.250%, 4/15/23	85,748
19,000	DR Horton, Inc., 4.375%, 9/15/22	18,430
205,000	Forest Laboratories, Inc., 144a,
	5.000%, 12/15/21	222,452
150,000	Home Depot, Inc., 5.950%, 4/1/41	182,594
10,000	International Game Technology PLC
	(United Kingdom), 144a,
	5.625%, 2/15/20	9,775
4,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	3,820
4,000	Lennar Corp., 4.750%, 11/15/22	3,930
19,000	Lennar Corp., 4.750%, 5/30/25	18,430
116,000	MGM Resorts International,
	6.750%, 10/1/20	122,960
290,000	Mondelez International, Inc.,
	4.125%, 2/9/16	295,509
8,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	8,120
3,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	2,985
14,000	Quad/Graphics, Inc., 7.000%, 5/1/22	13,615
16,000	Sabre GLBL, Inc., 144a,
	5.375%, 4/15/23	15,760

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 42.1% (Continued)

	Consumer Discretionary — (Continued)
$240,000	Scripps Networks Interactive, Inc.,
	2.750%, 11/15/19	$240,512
3,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	3,022
205,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	214,225
8,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	5.250%, 4/15/21	7,880
40,000	Time Warner Cable, Inc.,
	4.500%, 9/15/42	32,628
13,000	Tribune Media Co., 144a,
	5.875%, 7/15/22	13,098
14,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	13,714
13,000	ZF North America Capital, Inc., 144a,
	4.750%, 4/29/25	12,586
		3,421,962

	Energy — 4.7%
375,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	340,040
150,000	Cenovus Energy, Inc. (Canada),
	6.750%, 11/15/39	170,085
115,000	Chesapeake Energy Corp.,
	5.375%, 6/15/21†	104,075
82,000	Columbia Pipeline Group, Inc., 144a,
	5.800%, 6/1/45	80,808
117,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	120,274
184,000	Energy Transfer Partners LP,
	4.150%, 10/1/20	189,108
156,000	Freeport-McMoRan, Inc.,
	6.875%, 2/15/23	167,310
231,000	FTS International, Inc., 6.250%, 5/1/22	169,785
5,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	5,002
260,000	Kinder Morgan Energy Partners LP,
	3.500%, 9/1/23	242,384
233,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	191,109
205,000	Marathon Oil Corp., 2.800%, 11/1/22	194,315
13,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	4.875%, 6/1/25	12,708
135,000	Petroleos Mexicanos (Mexico), 144a,
	4.500%, 1/23/26	131,949
22,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 144a,
	5.625%, 11/15/23	21,285
140,000	Transcanada Trust (Canada),
	5.625%, 5/20/75(A)	141,225
		2,281,462

	Telecommunication Services — 3.3%
27,000	Altice Financing SA, 144a,
	6.625%, 2/15/23	26,806
105,000	AT&T, Inc., 3.900%, 3/11/24	105,890
40,000	AT&T, Inc., 4.350%, 6/15/45	34,149
125,000	AT&T, Inc., 4.500%, 5/15/35	114,911
3,000	CenturyLink, Inc., 5.800%, 3/15/22	2,865
1,000	CenturyLink, Inc., 6.450%, 6/15/21	1,008
19,000	CommScope, Inc., 144a,
	4.375%, 6/15/20	19,190
113,000	Frontier Communications Corp.,
	6.875%, 1/15/25	94,496
86,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	85,032
170,000	Qwest Corp., 6.750%, 12/1/21	187,638
161,000	Sprint Nextel Corp., 6.000%, 11/15/22	147,114
233,000	T-Mobile USA, Inc., 6.731%, 4/28/22	242,902
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	310,626
3,000	ViaSat, Inc., 6.875%, 6/15/20	3,165
254,000	Windstream Corp., 6.375%, 8/1/23	206,692
		1,582,484

	Industrials — 3.0%
56,000	AECOM Global II LLC / URS Fox US LP,
	3.850%, 4/1/17	55,720
200,000	Air Lease Corp., 5.625%, 4/1/17	212,000
265,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	304,072
175,000	FedEx Corp., 5.100%, 1/15/44	180,525
116,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	100,485
200,000	Republic Services, Inc., 3.550%, 6/1/22	202,592
240,000	SBA Tower Trust, 144a,
	2.898%, 10/15/19	241,202
163,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	176,448
		1,473,044

	Materials — 2.7%
11,000	A Schulman, Inc., 144a, 6.875%, 6/1/23	11,220
233,000	ArcelorMittal (Luxembourg),
	6.250%, 3/1/21	244,068
56,000	Cascades, Inc., 144a, 5.750%, 7/15/23	54,180
25,000	Chemours Co. (The), 144a,
	6.625%, 5/15/23	24,219
13,000	Chemours Co. (The), 144a,
	7.000%, 5/15/25	12,610
155,000	Domtar Corp., 10.750%, 6/1/17	179,431
175,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.250%, 10/15/19	175,438
3,000	FMG Resources August 2006 Pty Ltd.,
	144a, 9.750%, 3/1/22	3,098
175,000	Glencore Funding LLC, 144a,
	2.500%, 1/15/19	173,036
165,000	International Paper Co.,
	5.150%, 5/15/46	158,509

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 42.1% (Continued)

	Materials — (Continued)
$175,000	LyondellBasell Industries N.V.
	(Netherlands), 6.000%, 11/15/21	$200,315
104,000	Southern Copper Corp.,
	5.875%, 4/23/45	98,925
		1,335,049

	Utilities — 2.5%
3,000	AES Corp. VA, 8.000%, 6/1/20	3,465
3,000	Calpine Corp., 144a, 7.875%, 1/15/23	3,240
65,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	69,788
275,000	Dominion Resources, Inc.,
	5.750%, 10/1/54(A)	286,682
140,000	Duke Energy Progress, Inc.,
	4.150%, 12/1/44	135,298
145,000	Dynegy, Inc., 5.875%, 6/1/23	141,738
230,000	NRG Energy, Inc., 6.625%, 3/15/23	236,900
124,000	PacifiCorp, 5.750%, 4/1/37	146,233
165,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	176,550
		1,199,894

	Consumer Staples — 2.3%
12,000	B&G Foods, Inc., 4.625%, 6/1/21	11,820
30,000	Cott Beverages, Inc., 5.375%, 7/1/22	29,100
4,000	Cott Beverages, Inc., 144a,
	6.750%, 1/1/20	4,150
14,000	Darling Ingredients, Inc.,
	5.375%, 1/15/22	14,000
3,000	Family Tree Escrow LLC, 144a,
	5.250%, 3/1/20	3,139
7,000	Family Tree Escrow LLC, 144a,
	5.750%, 3/1/23	7,315
62,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.750%, 6/15/25	61,284
165,000	JM Smucker Co. (The), 144a,
	4.375%, 3/15/45	151,913
155,000	Kraft Foods Group, Inc.,
	6.875%, 1/26/39	189,939
233,000	Post Holdings, Inc., 7.375%, 2/15/22	237,078
160,000	Reynolds American, Inc.,
	3.250%, 6/12/20	162,064
20,000	Spectrum Brands, Inc., 144a,
	5.750%, 7/15/25	20,300
200,000	Walgreens Boots Alliance, Inc.,
	2.700%, 11/18/19	200,267
		1,092,369

	Health Care — 2.2%
240,000	AbbVie, Inc., 3.600%, 5/14/25	237,215
90,000	Actavis Funding SCS (Luxembourg),
	3.800%, 3/15/25	88,409
183,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	193,888
186,000	HCA, Inc., 6.500%, 2/15/20	207,855
7,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500%, 4/15/25	6,790
5,000	Quintiles Transnational Corp., 144a,
	4.875%, 5/15/23	5,025
31,000	Select Medical Corp., 6.375%, 6/1/21	31,310
3,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	3,047
5,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	5,331
165,000	Trinity Health Corp., 4.125%, 12/1/45	152,398
140,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/21	145,950
		1,077,218

	Information Technology — 0.8%
8,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	7,860
2,000	CDW LLC / CDW Finance Corp.,
	6.000%, 8/15/22	2,065
100,000	Intel Corp., 3.300%, 10/1/21	104,375
85,000	Microsoft Corp., 3.500%, 2/12/35	77,707
200,000	QUALCOMM, Inc., 3.450%, 5/20/25	194,896
		386,903
	Total Corporate Bonds	$20,494,067

	U.S. Government Mortgage-Backed Obligations — 18.4%
48,858	FHLMC, Pool #A56988, 5.500%, 2/1/37	54,672
212,415	FHLMC, Pool #A95946, 4.000%, 1/1/41	225,360
234,121	FHLMC, Pool #A96485, 4.500%, 1/1/41	253,858
75,643	FHLMC, Pool #G03217, 5.500%, 9/1/37	84,708
36,962	FHLMC, Pool #G03781, 6.000%, 1/1/38	41,821
92,042	FHLMC, Pool #G06031, 5.500%, 3/1/40	102,987
17,135	FNMA, Pool #254759, 4.500%, 6/1/18	17,845
11,899	FNMA, Pool #535290, 8.000%, 5/1/30	14,462
9,636	FNMA, Pool #561741, 7.500%, 1/1/31	11,411
23,526	FNMA, Pool #889734, 5.500%, 6/1/37	26,381
82,352	FNMA, Pool #899079, 5.000%, 3/1/37	90,875
31,889	FNMA, Pool #933806, 5.000%, 5/1/38	35,175
18,026	FNMA, Pool #974401, 4.500%, 4/1/23	19,229
26,988	FNMA, Pool #974403, 4.500%, 4/1/23	28,789
44,379	FNMA, Pool #984256, 5.000%, 6/1/23	48,175
31,358	FNMA, Pool #995220, 6.000%, 11/1/23	34,499
31,271	FNMA, Pool #995472, 5.000%, 11/1/23	33,884
139,621	FNMA, Pool #AB1149, 5.000%, 6/1/40	154,350
107,303	FNMA, Pool #AB1800, 4.000%, 11/1/40	114,308
535,077	FNMA, Pool #AB5910, 3.000%, 8/1/32	545,831
88,249	FNMA, Pool #AB5989, 2.500%, 8/1/27	89,981
196,879	FNMA, Pool #AD3795, 4.500%, 4/1/40	213,325
308,630	FNMA, Pool #AD9150, 5.000%, 8/1/40	342,254
452,418	FNMA, Pool #AE0548, 4.500%, 11/1/40	489,842
52,431	FNMA, Pool #AE0831, 6.000%, 9/1/39	59,538
290,456	FNMA, Pool #AE4429, 4.000%, 10/1/40	309,441
29,042	FNMA, Pool #AH2666, 4.000%, 1/1/26	31,038

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed Obligations — 18.4% (Continued)
$54,770	FNMA, Pool #AH3493, 4.000%, 2/1/26	$58,566
158,301	FNMA, Pool #AI0805, 4.500%, 7/1/41	171,452
134,214	FNMA, Pool #AI2999, 3.500%, 6/1/26	141,871
100,674	FNMA, Pool #AI6697, 3.000%, 9/1/26	104,510
544,312	FNMA, Pool #AJ5457, 4.000%, 11/1/41	579,445
537,632	FNMA, Pool #AL0054, 4.500%, 2/1/41	582,624
112,971	FNMA, Pool #AL2663, 4.000%, 1/1/26	120,747
449,805	FNMA, Pool #AL3318, 3.500%, 3/1/43	465,581
468,293	FNMA, Pool #MA1175, 3.000%, 9/1/42	469,066
330,707	FNMA, Pool #MA1543, 3.500%, 8/1/33	346,185
321,685	FNMA, Pool #MA2177, 4.000%, 2/1/35	344,570
506,408	GNMA, Pool #4853, 4.000%, 11/20/40	542,625
345,182	GNMA, Pool #4883, 4.500%, 12/20/40	377,396
160,490	GNMA, Pool #736696, 4.500%, 5/15/40	174,527
28,212	GNMA, Pool #748495, 4.000%, 8/15/40	30,056
13,396	GNMA, Pool #8503, 1.625%, 9/20/24(A)	13,923
498,508	GNMA, Pool #AD1745,
	3.000%, 2/20/43	506,008
459,264	GNMA, Pool #MA1157,
	3.500%, 7/20/43	478,069
	Total U.S. Government Mortgage-Backed Obligations	$8,981,260

	U.S. Treasury Obligations — 18.4%
125,000	U.S. Treasury Bond, 1.375%, 3/31/20	123,770
1,080,000	U.S. Treasury Bond, 2.125%, 5/15/25	1,060,425
2,305,000	U.S. Treasury Bond, 2.500%, 2/15/45	2,028,584
570,000	U.S. Treasury Note, 0.375%, 2/15/16	570,712
3,090,000	U.S. Treasury Note, 0.500%, 11/30/16	3,091,931
2,095,000	U.S. Treasury Note, 0.875%, 11/15/17	2,098,928
	Total U.S. Treasury Obligations	$8,974,350

	Asset-Backed Securities — 4.3%
397,000	California Republic Auto Receivables
	Trust, Ser 2014-2, Class A4,
	1.570%, 12/16/19	398,252
370,000	Capital Auto Receivables Asset Trust,
	Ser 2014-1, Class A3,
	1.320%, 6/20/18	371,037
309,695	Chrysler Capital Auto Receivables
	Trust, Ser 2013-AA, Class A3, 144a,
	0.910%, 4/16/18	310,146
314,706	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	285,377
210,000	Dell Equipment Finance Trust, Ser
	2015-1, Class C, 144a,
	2.420%, 3/23/20	209,636
377,309	RAMP Trust, Ser 2004-RS7, Class AI5,
	5.626%, 7/25/34(B)	352,644
175,479	Santander Drive Auto Receivables
	Trust, Ser 2013-5, Class A3,
	0.820%, 2/15/18	175,495
	Total Asset-Backed Securities	$2,102,587

	Commercial Mortgage-Backed Securities — 4.0%
47,294	Banc of America Merrill Lynch
	Commercial Mortgage Trust 2006-2,
	Ser 2006-2, Class A3,
	5.888%, 5/10/45(A)	47,237
365,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2006-6, Class A3, 5.369%, 10/10/45	367,568
71,323	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2007-2, Class AAB,
	5.733%, 4/10/49(A)	71,923
350,000	COMM Mortgage Trust, Ser
	2014-SAVA, Class A, 144a,
	1.336%, 6/15/34(A)	348,993
75,888	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	76,467
369,549	Hilton USA Trust, Ser 2013-HLF, Class
	AFL, 144a, 1.185%, 11/5/30(A)	369,549
270,000	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2015-CSMO, Class A, 144a,
	1.436%, 1/15/32(A)	269,051
325,000	Morgan Stanley Bank of America
	Merrill Lynch Trust, Ser 2014-C18,
	Class ASB, 3.621%, 10/15/47	340,134
50,212	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46††	50,642
	Total Commercial Mortgage-Backed Securities	$1,941,564

	Non-Agency Collateralized Mortgage Obligations — 1.8%
351,299	Agate Bay Mortgage Trust, Ser 2015-2,
	Class A8, 144a, 3.000%, 3/25/45(A)	353,237
38,031	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2003-2XS,
	Class A6, 5.470%, 9/25/33(B)	38,858
121,170	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	122,176
147,255	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	120,528
141,300	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	122,529
90,864	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35††	89,638
	Total Non-Agency Collateralized Mortgage Obligations	$846,966

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 0.7%

	Illinois — 0.0%
$35,000	IL St, Pension, UTGO, 5.100%, 6/1/33	$32,618

	New York — 0.7%
320,000	NY Housing Development Corp., Ref 8
	Spruce Street Class B,
	3.864%, 2/15/48(B)	326,950
	Total Municipal Bonds	$359,568

	Sovereign Bonds — 0.6%
115,000	Province of Quebec Canada, 2.625%,
	2/13/23	115,662
200,000	Turkey Government International
	Bond, 4.250%, 4/14/26	190,632
	Total Sovereign Bonds	$306,294

	Agency Collateralized Mortgage Obligation — 0.0%
14,137	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	15,039

Shares

	Investment Funds — 6.8%
3,202,672	Dreyfus Cash Management,
	Institutional Shares, 0.04%∞Ω	3,202,672
105,027	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.04%**∞Ω	105,027
	Total Investment Funds	$3,307,699

	Total Investment Securities —97.1%
	(Cost $47,513,438)	$47,329,394

	Other Assets in Excess of Liabilities — 2.9%	1,395,664

	Net Assets — 100.0%	$48,725,058

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2015.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at June 30, 2015.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $103,034.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities were valued at $5,024,529 or 10.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Active Bond Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$20,494,067	$—	$20,494,067
U.S. Government Mortgage-Backed Obligations	—	8,981,260	—	8,981,260
U.S. Treasury Obligations	—	8,974,350	—	8,974,350
Asset-Backed Securities	—	2,102,587	—	2,102,587
Commercial Mortgage-Backed Securities	—	1,941,564	—	1,941,564
Non-Agency Collateralized Mortgage Obligations	—	846,966	—	846,966
Municipal Bonds	—	359,568	—	359,568
Sovereign Bonds	—	306,294	—	306,294
Agency Collateralized Mortgage Obligations	—	15,039	—	15,039
Investment Funds	3,307,699	—	—	3,307,699
				$47,329,394

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Baron Small Cap Growth Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.2%

Consumer Discretionary — 28.8%
Bright Horizons Family Solutions, Inc.*	7,500	$433,500
Choice Hotels International, Inc.	14,500	786,625
ClubCorp Holdings, Inc.	4,504	107,556
Container Store Group, Inc. (The)*†	931	15,706
Dick's Sporting Goods, Inc.	12,900	667,833
Interval Leisure Group, Inc.	12,000	274,200
LKQ Corp.*	6,344	191,874
Manchester United PLC - Class A,
(United Kingdom)*†	17,018	303,941
Marriott Vacations Worldwide Corp.	8,100	743,175
Morningstar, Inc.	2,000	159,100
Nord Anglia Education, Inc.*	6,500	159,380
Panera Bread Co. - Class A*	1,880	328,568
Penn National Gaming, Inc.*†	32,000	587,200
Pinnacle Entertainment, Inc.*	13,233	493,326
Under Armour, Inc. - Class A*	11,000	917,840
Vail Resorts, Inc.	11,500	1,255,800
		7,425,624

Financials — 22.8%
Alexander's, Inc. REIT	716	293,560
Alexandria Real Estate Equities, Inc. REIT	2,500	218,650
American Assets Trust, Inc. REIT	3,700	145,077
Arch Capital Group Ltd. (Bermuda)*	22,000	1,473,120
Artisan Partners Asset Management, Inc.
- Class A	5,000	232,300
Carlyle Group LP (The)	12,200	343,430
Cohen & Steers, Inc.	9,500	323,760
Douglas Emmett, Inc. REIT	15,500	417,570
Financial Engines, Inc.†	10,846	460,738
Gaming and Leisure Properties, Inc. REIT	12,947	474,637
LaSalle Hotel Properties REIT	7,500	265,950
Moelis & Co.	8,700	249,777
Oaktree Capital Group LLC	7,000	372,260
Primerica, Inc.	13,000	593,970
		5,864,799

Industrials — 15.2%
CaesarStone Sdot - Yam Ltd. (Israel)	4,214	288,828
Colfax Corp.*	7,000	323,050
Copart, Inc.*	7,287	258,543
Generac Holdings, Inc.*	7,700	306,075
Genesee & Wyoming, Inc. - Class A*	10,500	799,890
Masonite International Corp.*	4,200	294,462
Middleby Corp.*	9,000	1,010,070
Rexnord Corp.*	6,721	160,699
Trex Co., Inc.*	6,762	334,246
Valmont Industries, Inc.†	1,300	154,531
		3,930,394

Information Technology — 13.9%
Benefitfocus, Inc.*†	11,750	515,238
Booz Allen Hamilton Holding Corp.	11,770	297,075
Bottomline Technologies de, Inc.*	2,000	55,620
CoStar Group, Inc.*	5,700	1,147,182
Guidewire Software, Inc.*	5,604	296,620
Manhattan Associates, Inc.*	7,600	453,340
Shutterstock, Inc.*†	959	56,236
SS&C Technologies Holdings, Inc.	12,215	763,438
		3,584,749

Consumer Staples — 7.0%
Boston Beer Co., Inc. (The) - Class A*	813	188,608
Church & Dwight Co., Inc.	4,500	365,085
Smart & Final Stores, Inc.*	12,245	218,818
TreeHouse Foods, Inc.*	6,000	486,180
United Natural Foods, Inc.*	8,500	541,280
		1,799,971

Health Care — 3.9%
Acadia Pharmaceuticals, Inc.*†	1,100	46,067
Community Health Systems, Inc.*	9,000	566,730
Diplomat Pharmacy, Inc.*	4,000	179,000
Foundation Medicine, Inc.*†	1,700	57,528
IDEXX Laboratories, Inc.*	1,574	100,956
Neogen Corp.*	1,000	47,439
		997,720

Utilities — 3.1%
ITC Holdings Corp.	25,000	804,500

Energy — 1.5%
Sunoco LP	1,900	86,070
Targa Resources Corp.	3,500	312,270
		398,340

Telecommunication Services — 1.0%
Iridium Communications, Inc.*†	28,000	254,520
Total Common Stocks		$25,060,617

Investment Funds — 10.0%
Dreyfus Cash Management, Institutional
Shares, 0.04%∞Ω	723,291	723,291
Invesco Government & Agency
Portfolio, Institutional Class,
0.04%**∞Ω	1,859,820	1,859,820
Total Investment Funds		$2,583,111

Total Investment Securities —107.2%
(Cost $13,800,843)		$27,643,728

Liabilities in Excess of Other Assets — (7.2%)		(1,859,872)

Net Assets — 100.0%		$25,783,856

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $1,839,403.

Touchstone Baron Small Cap Growth Fund (Unaudited) (Continued)

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$25,060,617	$—	$—	$25,060,617
Investment Funds	2,583,111	—	—	2,583,111
				$27,643,728

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone High Yield Fund – June 30, 2015 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 98.4%

	Consumer Discretionary — 17.5%
$32,000	1011778 BC ULC / New Red Finance,
	Inc. (Canada), 144a, 4.625%, 1/15/22	$31,520
64,000	Albea Beauty Holdings SA
	(Luxembourg), 144a,
	8.375%, 11/1/19	68,480
19,000	AMC Networks, Inc., 7.750%, 7/15/21	20,520
33,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	34,650
37,000	Cablevision Systems Corp.,
	5.875%, 9/15/22	35,890
35,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	36,488
50,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 144a, 5.375%, 5/1/25	48,688
53,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	52,642
52,000	Cogeco Cable, Inc. (Canada), 144a,
	4.875%, 5/1/20	52,780
17,000	Cott Beverages, Inc., 5.375%, 7/1/22	16,490
14,000	DISH DBS Corp., 5.875%, 7/15/22	13,720
100,000	DISH DBS Corp., 6.750%, 6/1/21	104,250
35,000	DISH DBS Corp., 7.875%, 9/1/19	38,815
35,000	DR Horton, Inc., 3.750%, 3/1/19	35,262
13,000	DR Horton, Inc., 4.375%, 9/15/22	12,610
7,000	Family Tree Escrow LLC, 144a,
	5.250%, 3/1/20	7,324
17,000	Family Tree Escrow LLC, 144a,
	5.750%, 3/1/23	17,765
32,000	Gannett Co., Inc., 144a,
	4.875%, 9/15/21	31,760
126,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	150,570
24,000	International Game Technology PLC
	(United Kingdom), 144a,
	5.625%, 2/15/20	23,460
14,000	International Game Technology PLC
	(United Kingdom), 144a,
	6.250%, 2/15/22	13,370
23,000	Lamar Media Corp., 5.875%, 2/1/22	23,805
12,000	Lennar Corp., 4.750%, 11/15/22	11,790
45,000	Lennar Corp., 4.750%, 5/30/25	43,650
85,000	LIN Television Corp., 6.375%, 1/15/21	86,912
19,000	LKQ Corp., 4.750%, 5/15/23	18,121
32,000	Ltd. Brands, Inc., 5.625%, 2/15/22	33,680
24,000	Men's Wearhouse, Inc. (The),
	7.000%, 7/1/22†	25,680
33,000	Meritage Homes Corp.,
	7.150%, 4/15/20	35,640
121,000	MGM Resorts International,
	5.250%, 3/31/20	121,908
19,000	NCL Corp. Ltd. (Bermuda), 144a,
	5.250%, 11/15/19	19,451
20,000	Netflix, Inc., 5.750%, 3/1/24	20,550
18,000	Netflix, Inc., 144a, 5.500%, 2/15/22	18,585
81,000	Netflix, Inc., 144a, 5.875%, 2/15/25	83,845
30,000	Penske Automotive Group, Inc.,
	5.375%, 12/1/24	30,375
163,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	162,592
41,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 6.875%, 2/15/21	42,742
57,000	Royal Caribbean Cruises Ltd. (Liberia),
	5.250%, 11/15/22	58,956
28,000	Ryland Group, Inc. (The),
	5.375%, 10/1/22	28,280
39,000	Sabre GLBL, Inc., 144a,
	5.375%, 4/15/23	38,415
85,000	Service Corp. International/US,
	8.000%, 11/15/21	99,025
18,000	Shea Homes LP / Shea Homes
	Funding Corp., 144a,
	5.875%, 4/1/23	18,225
18,000	Shea Homes LP / Shea Homes
	Funding Corp., 144a,
	6.125%, 4/1/25	18,135
87,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	87,652
34,000	Sonic Automotive, Inc.,
	7.000%, 7/15/22	36,805
24,000	Spectrum Brands, Inc., 144a,
	5.750%, 7/15/25	24,360
17,000	Standard Pacific Corp.,
	8.375%, 1/15/21	19,720
34,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	36,465
23,400	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.375%, 4/15/21	24,102
32,000	ZF North America Capital, Inc., 144a,
	4.500%, 4/29/22	31,346
31,000	ZF North America Capital, Inc., 144a,
	4.750%, 4/29/25	30,012
		2,177,878

	Energy — 16.8%
15,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	11,850
13,000	Baytex Energy Corp. (Canada), 144a,
	5.125%, 6/1/21	12,188
109,000	Bill Barrett Corp., 7.000%, 10/15/22	98,645
69,000	Calfrac Holdings LP, 144a,
	7.500%, 12/1/20	63,715
132,000	California Resources Corp.,
	5.500%, 9/15/21	114,866
131,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	137,878
50,000	Clayton Williams Energy, Inc.,
	7.750%, 4/1/19	47,500

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.4% (Continued)

	Energy — (Continued)
$7,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	6.375%, 3/15/24	$4,970
32,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	27,120
19,000	CONSOL Energy, Inc., 5.875%, 4/15/22	16,150
39,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 6.125%, 3/1/22	39,780
30,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	30,840
134,000	Drill Rigs Holdings, Inc. (Marshall
	Islands), 144a, 6.500%, 10/1/17	117,585
85,000	FTS International, Inc., 6.250%, 5/1/22	62,475
71,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	70,112
13,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 6.000%, 5/15/23	13,006
49,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	50,592
22,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	22,880
122,000	Key Energy Services, Inc.,
	6.750%, 3/1/21	71,980
38,000	Linn Energy LLC / Linn Energy Finance
	Corp., 6.250%, 11/1/19	29,735
32,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	26,247
20,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	4.875%, 12/1/24	19,550
32,000	MarkWest Energy Partners LP /
	MarkWest Energy Finance Corp.,
	4.875%, 6/1/25	31,280
125,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	120,312
38,000	Northern Blizzard Resources, Inc.
	(Canada), 144a, 7.250%, 2/1/22	36,290
25,000	NuStar Logistics LP, 4.800%, 9/1/20	25,250
16,000	NuStar Logistics LP, 6.750%, 2/1/21	17,240
40,000	Oasis Petroleum, Inc.,
	6.875%, 3/15/22†	40,600
100,000	Pacific Drilling V Ltd. (Virgin Islands),
	144a, 7.250%, 12/1/17	86,000
33,000	QEP Resources, Inc., 6.800%, 3/1/20	34,031
17,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 5.625%, 7/15/22	16,618
35,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 144a,
	5.625%, 11/15/23	33,862
96,000	Sabine Pass Liquefaction LLC,
	5.625%, 2/1/21	97,920
41,000	Sabine Pass Liquefaction LLC, 144a,
	5.625%, 3/1/25	40,590
21,000	Sanchez Energy Corp.,
	6.125%, 1/15/23†	18,795
168,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	90,720
82,000	SemGroup Corp., 7.500%, 6/15/21	85,690
33,000	Seventy Seven Energy, Inc.,
	6.500%, 7/15/22	21,120
21,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 5.875%, 10/1/20	21,578
200,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	181,250
		2,088,810

	Industrials — 13.0%
61,000	ADT Corp. (The), 3.500%, 7/15/22	55,205
13,000	ADT Corp. (The), 6.250%, 10/15/21†	13,650
111,000	Allegion US Holding Co., Inc.,
	5.750%, 10/1/21	114,608
50,000	Alliant Techsystems, Inc., 144a,
	5.250%, 10/1/21	51,000
47,721	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	49,392
66,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	65,918
17,000	Amsted Industries, Inc., 144a,
	5.375%, 9/15/24	16,872
33,000	Anixter, Inc., 5.125%, 10/1/21	33,578
45,000	Bombardier, Inc., 144a,
	7.500%, 3/15/25	40,838
35,000	Bombardier, Inc. (Canada), 144a,
	6.000%, 10/15/22	31,062
6,000	Bombardier, Inc. (Canada), 144a,
	6.125%, 1/15/23	5,325
4,000	Building Materials Corp. of America,
	144a, 5.375%, 11/15/24	3,927
7,000	Building Materials Corp. of America,
	144a, 6.750%, 5/1/21	7,298
24,000	Case New Holland, Inc.,
	7.875%, 12/1/17	26,280
69,000	Cenveo Corp., 144a, 6.000%, 8/1/19	64,860
75,000	Cimpress N.V. (Netherlands), 144a,
	7.000%, 4/1/22	77,062
30,000	DigitalGlobe, Inc., 144a,
	5.250%, 2/1/21	29,362
95,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	101,650
70,000	KLX, Inc., 144a, 5.875%, 12/1/22	70,692
144,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	141,480
27,000	Masco Corp., 4.450%, 4/1/25	27,068

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.4% (Continued)

	Industrials — (Continued)
$59,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	$51,109
83,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.500%, 10/1/21	83,830
75,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	74,625
31,000	Norbord, Inc. (Canada), 144a,
	6.250%, 4/15/23	31,314
29,000	Quad/Graphics, Inc., 7.000%, 5/1/22	28,202
7,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	7,788
36,000	Stena AB (Sweden), 144a,
	7.000%, 2/1/24	34,740
16,000	United Airlines 2014-2 Class B Pass
	Through Trust, 4.625%, 9/3/22	16,320
44,000	United Rentals North America, Inc.,
	4.625%, 7/15/23	43,146
53,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	57,372
98,000	URS Corp., 5.000%, 4/1/22	94,325
29,007	US Airways 2013-1 Class B Pass
	Through Trust, 5.375%, 11/15/21	29,732
45,000	West Corp., 144a, 5.375%, 7/15/22	42,075
		1,621,705

	Telecommunication Services — 11.4%
69,000	Altice Financing SA (Luxembourg),
	144a, 6.625%, 2/15/23	68,503
16,000	Belo Corp., 7.250%, 9/15/27	16,800
15,000	Cable One, Inc., 144a, 5.750%, 6/15/22	15,188
66,000	CenturyLink, Inc., 5.625%, 4/1/20	66,082
97,000	CenturyLink, Inc., 5.800%, 3/15/22	92,635
42,000	CenturyLink, Inc., 6.450%, 6/15/21	42,315
31,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	32,628
12,000	CommScope, Inc., 144a,
	4.375%, 6/15/20	12,120
36,000	CommScope, Inc., 144a,
	5.000%, 6/15/21	35,100
68,000	Frontier Communications Corp.,
	6.250%, 9/15/21	61,880
56,000	Frontier Communications Corp.,
	8.500%, 4/15/20	58,548
36,000	Intelsat Jackson Holdings SA
	(Luxembourg), 5.500%, 8/1/23	31,878
114,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	112,718
36,000	Nexstar Broadcasting, Inc., 144a,
	6.125%, 2/15/22	36,540
108,000	Sirius XM Radio, Inc., 144a,
	5.375%, 4/15/25	104,220
75,000	Softbank Corp. (Japan), 144a,
	4.500%, 4/15/20	75,281
100,000	Sprint Communications, Inc., 144a,
	7.000%, 3/1/20	108,770
30,000	Telecom Italia Capital SA,
	7.175%, 6/18/19	33,712
27,000	T-Mobile USA, Inc., 6.000%, 3/1/23	27,641
21,000	T-Mobile USA, Inc., 6.125%, 1/15/22	21,682
15,000	T-Mobile USA, Inc., 6.250%, 4/1/21	15,375
137,000	T-Mobile USA, Inc., 6.542%, 4/28/20	143,438
26,000	T-Mobile USA, Inc., 6.836%, 4/28/23	27,332
4,000	Univision Communications, Inc., 144a,
	5.125%, 5/15/23	3,880
4,000	Univision Communications, Inc., 144a,
	5.125%, 2/15/25	3,861
16,000	UPCB Finance IV Ltd. (Cayman Islands),
	144a, 5.375%, 1/15/25	15,272
53,100	UPCB Finance V Ltd. (Cayman Islands),
	144a, 7.250%, 11/15/21	57,348
45,900	UPCB Finance VI Ltd. (Cayman Islands),
	144a, 6.875%, 1/15/22	48,884
44,000	Windstream Corp., 7.750%, 10/15/20	43,065
		1,412,696

	Financials — 9.6%
6,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	4.500%, 5/15/21	6,030
100,000	Ally Financial, Inc., 8.000%, 12/31/18	111,625
39,000	Ally Financial, Inc., 8.000%, 11/1/31	49,725
22,000	CBRE Services, Inc., 5.250%, 3/15/25	22,770
208,000	CIT Group, Inc., 5.000%, 8/15/22	205,920
17,000	Credit Acceptance Corp.,
	6.125%, 2/15/21	17,042
73,000	Crown Castle International Corp., REIT,
	5.250%, 1/15/23	73,529
58,000	CTR Partnership LP / CareTrust Capital
	Corp. REIT, 5.875%, 6/1/21	59,015
63,000	First Cash Financial Services, Inc.,
	6.750%, 4/1/21	66,308
6,000	General Motors Financial Co., Inc.,
	4.250%, 5/15/23	6,071
61,000	Goldman Sachs Group, Inc. (The),
	5.375%(A)(B)	60,263
57,000	International Lease Finance Corp.,
	5.875%, 8/15/22	61,560
34,000	JPMorgan Chase & Co., 5.300%(A)(B)	33,748
17,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500%, 4/15/25	16,490
32,000	MetLife, Inc., 5.250%(A)(B)	31,720
49,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.375%, 2/15/22	52,246
74,000	Navient Corp., 5.000%, 10/26/20	72,520
39,000	Navient Corp., 5.875%, 10/25/24	36,660
58,000	Navient LLC MTN, 6.125%, 3/25/24	55,535

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.4% (Continued)

	Financials — (Continued)
$37,000	PHH Corp., 6.375%, 8/15/21	$36,352
86,000	PHH Corp., 7.375%, 9/1/19	90,945
30,000	Quicken Loans, Inc., 144a,
	5.750%, 5/1/25	28,725
		1,194,799

	Health Care — 8.7%
63,000	Acadia Healthcare Co., Inc.,
	5.125%, 7/1/22	62,528
11,000	Acadia Healthcare Co., Inc., 144a,
	5.625%, 2/15/23	11,138
187,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	198,126
41,000	Grifols Worldwide Operations Ltd.
	(Ireland), 5.250%, 4/1/22	41,102
179,000	HCA, Inc., 5.375%, 2/1/25	181,918
23,000	Kindred Escrow Corp. II, 144a,
	8.000%, 1/15/20	24,610
44,000	Kindred Healthcare, Inc.,
	6.375%, 4/15/22	43,945
41,000	LifePoint Hospitals, Inc.,
	5.500%, 12/1/21	42,332
66,000	Quintiles Transnational Corp., 144a,
	4.875%, 5/15/23	66,330
134,000	Select Medical Corp., 6.375%, 6/1/21	135,340
75,000	Tenet Healthcare Corp.,
	4.750%, 6/1/20	76,172
70,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	64,750
59,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	62,134
49,000	Valeant Pharmaceuticals International
	Inc. (Canada), 144a, 6.750%, 8/15/18	51,389
18,000	Valeant Pharmaceuticals International,
	Inc., 144a, 5.500%, 3/1/23	18,180
		1,079,994

	Materials — 7.9%
26,000	A Schulman, Inc., 144a, 6.875%, 6/1/23	26,520
73,000	Aleris International, Inc.,
	7.625%, 2/15/18	74,825
190,000	ArcelorMittal (Luxembourg),
	6.000%, 8/5/20	198,550
88,000	Cascades, Inc. (Canada), 144a,
	5.750%, 7/15/23	85,140
103,000	Chemtura Corp., 5.750%, 7/15/21	104,545
93,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.000%, 2/15/21	88,931
2,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.250%, 10/15/19	2,005
25,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.250%, 5/15/22	23,906
11,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 6.875%, 4/1/22	7,714
6,000	FMG Resources August 2006 Pty Ltd.
	(Australia), 144a, 9.750%, 3/1/22	6,195
73,000	HudBay Minerals, Inc. (Canada),
	9.500%, 10/1/20	77,380
20,000	Huntsman International LLC,
	4.875%, 11/15/20	19,950
110,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	100,650
39,000	PolyOne Corp., 5.250%, 3/15/23	38,610
50,000	Steel Dynamics, Inc., 5.250%, 4/15/23	49,625
25,000	Tembec Industries, Inc. (Canada),
	144a, 9.000%, 12/15/19	23,750
53,000	Vulcan Materials Co., 7.500%, 6/15/21	60,950
		989,246

	Consumer Staples — 5.8%
33,000	B&G Foods, Inc., 4.625%, 6/1/21	32,505
9,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	9,090
5,000	Cardtronics, Inc., 144a, 5.125%, 8/1/22	4,888
61,000	Cott Beverages, Inc., 144a,
	6.750%, 1/1/20	63,288
35,000	Darling Ingredients, Inc.,
	5.375%, 1/15/22	35,000
45,000	Harland Clarke Holdings Corp., 144a,
	6.875%, 3/1/20	43,200
27,000	Harland Clarke Holdings Corp., 144a,
	9.750%, 8/1/18	28,215
61,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 5.750%, 6/15/25	60,295
59,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	62,171
220,000	Post Holdings, Inc., 7.375%, 2/15/22	223,850
150,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	159,938
		722,440

	Information Technology — 4.6%
103,000	Audatex North America, Inc., 144a,
	6.000%, 6/15/21	105,832
14,000	Audatex North America, Inc., 144a,
	6.125%, 11/1/23	14,385
20,000	CDW LLC / CDW Finance Corp.,
	5.000%, 9/1/23	19,650
5,000	CDW LLC / CDW Finance Corp.,
	6.000%, 8/15/22	5,162
42,000	Equinix, Inc., 4.875%, 4/1/20	42,420
75,000	Equinix, Inc., 5.375%, 4/1/23	75,000
29,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	31,465
80,000	IAC/InterActiveCorp, 4.875%, 11/30/18	82,500
42,000	NCR Corp., 4.625%, 2/15/21	42,105
51,000	NCR Corp., 5.875%, 12/15/21	52,530
100,000	ViaSat, Inc., 6.875%, 6/15/20	105,500
		576,549

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.4% (Continued)

	Utilities — 3.1%
$48,000	Calpine Corp., 144a, 7.875%, 1/15/23	$51,840
159,000	DPL, Inc., 7.250%, 10/15/21	167,745
18,000	GenOn Energy, Inc., 9.500%, 10/15/18	18,360
48,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	42,720
101,000	NRG Energy, Inc., 7.875%, 5/15/21	107,565
		388,230
	Total Corporate Bonds	$12,252,347

Shares

	Investment Funds — 1.0%
26,671	Dreyfus Cash Management,
	Institutional Shares, 0.04%∞Ω	26,671
101,255	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.04%**∞Ω	101,255
	Total Investment Funds	$127,926

	Total Investment Securities —99.4%
	(Cost $12,734,693)	$12,380,273

	Other Assets in Excess of Liabilities — 0.6%	71,106

	Net Assets — 100.0%	$12,451,379

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2015.

(B)	Perpetual Bond - A Bond with no definite maturity date.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $96,839.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities were valued at $4,029,423 or 32.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$12,252,347	$—	$12,252,347
Investment Funds	127,926	—	—	127,926
				$12,380,273

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Large Cap Core Equity Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.2%

Financials — 20.9%
American International Group, Inc.	9,720	$600,890
Ameriprise Financial, Inc.	8,460	1,056,908
BlackRock, Inc.	3,220	1,114,056
Discover Financial Services	11,690	673,578
Goldman Sachs Group, Inc. (The)	4,590	958,346
Invesco Ltd. (Bermuda)	15,030	563,475
JPMorgan Chase & Co.	13,730	930,345
Lincoln National Corp.	13,690	810,722
State Street Corp.	7,716	594,132
Wells Fargo & Co.	14,990	843,038
		8,145,490

Information Technology — 18.9%
Apple, Inc.	6,660	835,330
Cisco Systems, Inc.	22,280	611,809
F5 Networks, Inc.*	4,780	575,273
Google, Inc. - Class A*	684	369,387
Hewlett-Packard Co.	23,460	704,035
Intel Corp.	30,396	924,494
NVIDIA Corp.	23,070	463,938
ON Semiconductor Corp.*	46,120	539,143
QUALCOMM, Inc.	9,316	583,461
Seagate Technology PLC (Ireland)	8,910	423,225
Synaptics, Inc.*	6,060	525,614
TE Connectivity Ltd. (Switzerland)	12,697	816,417
		7,372,126

Consumer Discretionary — 16.7%
CBS Corp. - Class B	11,530	639,915
Delphi Automotive PLC (Jersey)	11,360	966,622
Gannett Co., Inc.*	14,495	202,785
Home Depot, Inc. (The)	11,208	1,245,545
Macy's, Inc.	12,790	862,941
NVR, Inc.*	735	984,900
Penske Automotive Group, Inc.	9,860	513,805
TEGNA, Inc.	28,990	929,709
Whirlpool Corp.	1,070	185,164
		6,531,386

Health Care — 16.3%
Anthem, Inc.	3,760	617,166
Express Scripts Holding Co.*	12,522	1,113,707
Gilead Sciences, Inc.	10,030	1,174,312
McKesson Corp.	4,527	1,017,715
Merck & Co., Inc.	9,510	541,404
Pfizer, Inc.	10,770	361,118
Stryker Corp.	4,330	413,818
UnitedHealth Group, Inc.	9,292	1,133,624
		6,372,864

Industrials — 11.2%
Delta Air Lines, Inc.	9,410	386,563
Illinois Tool Works, Inc.	8,396	770,669
Oshkosh Corp.	6,700	283,946
Ryder System, Inc.	5,280	461,314
Union Pacific Corp.	9,744	929,285
United Rentals, Inc.*	9,410	824,504
United Technologies Corp.	6,495	720,490
		4,376,771

Energy — 5.7%
Cameron International Corp.*	8,150	426,816
Chevron Corp.	1,888	182,135
Halliburton Co.	6,930	298,475
Marathon Petroleum Corp.	11,700	612,027
Phillips 66	8,647	696,602
		2,216,055

Consumer Staples — 5.1%
Altria Group, Inc.	13,320	651,481
CVS Health Corp.	9,320	977,482
Philip Morris International, Inc.	4,442	356,115
		1,985,078

Materials — 1.1%
CF Industries Holdings, Inc.	6,950	446,746

Utilities — 0.9%
Public Service Enterprise Group, Inc.	8,680	340,950

Telecommunication Services — 0.4%
Verizon Communications, Inc.	3,760	175,254
Total Common Stocks		$37,962,720

Investment Fund — 2.9%
Dreyfus Cash Management, Institutional
Shares, 0.04%∞Ω	1,130,130	1,130,130

Total Investment Securities —100.1%
(Cost $31,754,361)		$39,092,850

Liabilities in Excess of Other Assets — (0.1%)		(40,855)

Net Assets — 100.0%		$39,051,995

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

PLC - Public Limited Company

Touchstone Large Cap Core Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$37,962,720	$—	$—	$37,962,720
Investment Fund	1,130,130	—	—	1,130,130
				$39,092,850

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Mid Cap Growth Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.2%

Health Care — 19.6%
Align Technology, Inc.*	5,350	$335,498
Allscripts Healthcare Solutions, Inc.*	28,690	392,479
AMAG Pharmaceuticals, Inc.*	1,780	122,927
Cooper Cos., Inc. (The)	2,910	517,893
ICON PLC (Ireland)*	7,120	479,176
Jazz Pharmaceuticals PLC (Ireland)*	3,835	675,228
Mettler-Toledo International, Inc.*	1,494	510,141
Mylan NV*	5,450	369,837
Quest Diagnostics, Inc.	7,400	536,648
United Therapeutics Corp.*	3,640	633,178
Vertex Pharmaceuticals, Inc.*	2,600	321,048
		4,894,053

Consumer Discretionary — 18.3%
AMC Networks, Inc. - Class A*	4,450	364,232
BorgWarner, Inc.	5,650	321,146
Dollar General Corp.	5,150	400,361
Dollar Tree, Inc.*	3,245	256,323
Expedia, Inc.	3,530	386,006
Hanesbrands, Inc.	11,050	368,186
Jarden Corp.*	9,857	510,100
Liberty Global PLC - Class C (United
Kingdom)*	5,780	292,641
Netflix, Inc.*	415	272,630
Starwood Hotels & Resorts Worldwide,
Inc.	3,350	271,652
Ulta Salon Cosmetics & Fragrance, Inc.*	3,320	512,774
VF Corp.	3,350	233,629
Whirlpool Corp.	2,225	385,036
		4,574,716

Industrials — 17.0%
Allison Transmission Holdings, Inc.	14,000	409,640
AMETEK, Inc.	4,750	260,205
Copart, Inc.*	3,920	139,082
IHS, Inc. - Class A*	3,045	391,678
JB Hunt Transport Services, Inc.	4,425	363,248
Lennox International, Inc.	3,575	384,992
Macquarie Infrastructure Co. LLC	3,200	264,416
ManpowerGroup, Inc.	3,050	272,609
Middleby Corp.*	3,415	383,265
Nielsen Holdings NV	5,950	266,382
TransDigm Group, Inc.*	1,345	302,181
United Continental Holdings, Inc.*	10,650	564,556
WABCO Holdings, Inc.*	2,100	259,812
		4,262,066

Information Technology — 16.4%
Akamai Technologies, Inc.*	3,300	230,406
Alliance Data Systems Corp.*	1,675	489,000
Autodesk, Inc.*	6,600	330,495
F5 Networks, Inc.*	2,495	300,273
LinkedIn Corp. - Class A*	1,603	331,228
Maxim Integrated Products, Inc.	8,170	282,478
NICE Systems Ltd. ADR	7,620	484,556
Red Hat, Inc.*	5,100	387,243
Sabre Corp.	12,950	308,210
Skyworks Solutions, Inc.	1,990	207,159
Total System Services, Inc.	10,350	432,320
Xilinx, Inc.	7,300	322,368
		4,105,736

Financials — 11.3%
Ameriprise Financial, Inc.	3,315	414,144
Aon PLC (United Kingdom)	4,500	448,560
BankUnited, Inc.	14,250	512,002
CBRE Group, Inc. - Class A*	8,130	300,810
Crown Castle International Corp. REIT	3,900	313,170
Unum Group	16,900	604,175
Ventas, Inc. REIT	3,750	232,838
		2,825,699

Materials — 5.7%
Eastman Chemical Co.	4,587	375,308
Scotts Miracle-Gro Co. (The) - Class A	3,900	230,919
Vulcan Materials Co.	5,790	485,955
WR Grace & Co.*	3,315	332,494
		1,424,676

Energy — 5.5%
CONSOL Energy, Inc.	14,900	323,926
Forum Energy Technologies, Inc.*	8,180	165,890
Pioneer Natural Resources Co.	1,620	224,678
Tesoro Corp.	3,800	320,758
Valero Energy Corp.	5,250	328,650
		1,363,902

Consumer Staples — 3.4%
Constellation Brands, Inc. - Class A	4,350	504,687
Mead Johnson Nutrition Co.	3,920	353,662
		858,349
Total Common Stocks		$24,309,197

Investment Fund — 3.3%
Dreyfus Cash Management, Institutional
Shares, 0.04%∞Ω	833,374	833,374

Total Investment Securities —100.5%
(Cost $20,400,586)		$25,142,571

Liabilities in Excess of Other Assets — (0.5%)		(134,595)

Net Assets — 100.0%		$25,007,976

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$24,309,197	$—	$—	$24,309,197
Investment Fund	833,374	—	—	833,374
				$25,142,571

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Third Avenue Value Fund – June 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 94.9%

United States — 68.8%

Consumer Discretionary — 9.4%
Cavco Industries, Inc.*	7,800	$588,432
CBS Corp. - Class B	13,000	721,500
Dorman Products, Inc.*	3,600	171,575
General Motors Co.	20,200	673,266

Energy — 9.7%
Apache Corp.	12,936	745,502
Bristow Group, Inc.	4,840	257,972
Devon Energy Corp.	13,574	807,517
World Fuel Services Corp.	8,800	421,960

Financials — 31.0%
Bank of New York Mellon Corp. (The)	31,748	1,332,464
Comerica, Inc.	24,414	1,252,926
KeyCorp	25,480	382,710
Leucadia National Corp.	28,699	696,812
Loews Corp.	12,444	479,218
PNC Financial Services Group, Inc.
(The)	5,800	554,770
Tejon Ranch Co.*	14,900	383,079
Weyerhaeuser Co. REIT	44,555	1,403,482
White Mountains Insurance Group
Ltd.	945	618,918

Health Care — 2.0%
Brookdale Senior Living, Inc.*	13,100	454,570

Industrials — 10.7%
AGCO Corp.	14,100	800,598
Barnes Group, Inc.	11,700	456,183
Masco Corp.	18,122	483,314
Powell Industries, Inc.	10,650	374,560
UniFirst Corp. MA	3,100	346,735

Information Technology — 6.0%
Anixter International, Inc.*	1,300	84,695
NVIDIA Corp.	31,836	640,222
Symantec Corp.	27,676	643,467
Total United States		15,776,447

Hong Kong — 8.8%

Financials — 3.2%
Cheung Kong Property Holdings
Ltd.*	88,092	730,733

Industrials — 5.6%
CK Hutchison Holdings Ltd.	88,092	1,295,127
Total Hong Kong		2,025,860

France — 5.4%

Consumer Discretionary — 0.5%
Cie Generale des Etablissements
Michelin	1,048	110,275

Energy — 3.3%
Total SA	15,390	754,896

Industrials — 1.6%
Nexans SA*	9,884	371,715
Total France		1,236,886

Canada — 5.2%

Materials — 5.2%
Canfor Corp.*	43,796	953,720
Capstone Mining Corp.*	235,800	230,325
Total Canada		1,184,045

Korea — 2.3%

Materials — 2.3%
POSCO ADR	10,928	536,456

Sweden — 1.8%

Financials — 1.8%
Investor AB	11,068	412,678

Switzerland — 1.5%

Financials — 1.5%
Pargesa Holding SA	5,019	337,951

United Kingdom — 1.1%

Consumer Discretionary — 1.1%
Kingfisher PLC	44,670	243,651
Total Common Stocks		$21,753,974

Investment Fund — 4.9%
Dreyfus Cash Management, Institutional
Shares, 0.04%∞Ω	1,132,369	1,132,369

Total Investment Securities —99.8%
(Cost 21,527,443)		$22,886,343

Other Assets in Excess of Liabilities — 0.2%		39,176

Net Assets — 100.0%		$22,925,519

Touchstone Third Avenue Value Fund (Unaudited) (Continued)

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
United States	$15,776,447	$—	$—	$15,776,447
Hong Kong	730,733	1,295,127	—	2,025,860
France	—	1,236,886	—	1,236,886
Canada	1,184,045	—	—	1,184,045
Korea	536,456	—	—	536,456
Sweden	—	412,678	—	412,678
Switzerland	—	337,951	—	337,951
United Kingdom	—	243,651	—	243,651
Investment Fund	1,132,369	—	—	1,132,369
				$22,886,343

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Aggressive ETF Fund – June 30, 2015 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.5%
8,520	iShares Core S&P 500 ETF	$1,765,514
41,280	iShares Core US Aggregate Bond ETF	4,490,438
44,150	iShares MSCI EAFE Index Fund	2,803,084
55,390	iShares S&P 500 Growth Index Fund	6,306,706
43,420	iShares S&P 500 Value Index Fund	4,003,758
5,220	iShares S&P MidCap 400 Growth Index
	Fund†	884,790
8,490	iShares S&P MidCap 400 Value Index
	Fund	1,094,870
1,540	iShares S&P SmallCap 600 Growth
	Index Fund	201,740
5,570	iShares S&P SmallCap 600 Value Index
	Fund†	655,923
	Total Exchange Traded Funds	$22,206,823

	Investment Funds — 5.3%
392,276	Dreyfus Cash Management,
	Institutional Shares, 0.04%∞Ω	392,277
800,590	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.04%**∞Ω	800,590
	Total Investment Funds	$1,192,867

	Total Investment Securities —103.8%
	(Cost $20,498,959)	$23,399,690

	Liabilities in Excess of Other Assets — (3.8%)	(862,783)

	Net Assets — 100.0%	$22,536,907

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 $787,187.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$22,206,823	$—	$—	$22,206,823
Investment Funds	1,192,867	—	—	1,192,867
				$23,399,690

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Conservative ETF Fund – June 30, 2015 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.7%
39,140	iShares Barclays 1-3 Year Treasury
	Bond Fund†	$3,321,420
4,070	iShares Core S&P 500 ETF	843,385
101,000	iShares Core US Aggregate Bond ETF	10,986,780
19,600	iShares MSCI EAFE Index Fund	1,244,404
22,960	iShares S&P 500 Growth Index Fund	2,614,227
18,600	iShares S&P 500 Value Index Fund	1,715,106
1,130	iShares S&P MidCap 400 Growth Index
	Fund†	191,535
3,150	iShares S&P MidCap 400 Value Index
	Fund	406,224
1,520	iShares S&P SmallCap 600 Growth
	Index Fund†	199,120
1,640	iShares S&P SmallCap 600 Value Index
	Fund†	193,126
	Total Exchange Traded Funds	$21,715,327

	Investment Funds — 10.6%
338,923	Dreyfus Cash Management,
	Institutional Shares, 0.04%∞Ω	338,923
2,003,588	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.04%**∞Ω	2,003,588
	Total Investment Funds	$2,342,511

	Total Investment Securities —109.3%
	(Cost $21,967,668)	$24,057,838

	Liabilities in Excess of Other Assets — (9.3%)	(2,049,176)

	Net Assets — 100.0%	$22,008,662

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $1,961,657.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$21,715,327	$—	$—	$21,715,327
Investment Funds	2,342,511	—	—	2,342,511
				$24,057,838

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Moderate ETF Fund – June 30, 2015 (Unaudited)

		Market
Shares		Value

	Exchange Traded Funds — 98.6%
7,000	iShares Core S&P 500 ETF	$1,450,540
110,220	iShares Core US Aggregate Bond ETF	11,989,732
45,030	iShares MSCI EAFE Index Fund	2,858,955
55,150	iShares S&P 500 Growth Index Fund†	6,279,379
44,760	iShares S&P 500 Value Index Fund†	4,127,320
5,130	iShares S&P MidCap 400 Growth Index
	Fund†	869,535
8,980	iShares S&P MidCap 400 Value Index
	Fund	1,158,061
2,040	iShares S&P SmallCap 600 Growth
	Index Fund†	267,239
4,800	iShares S&P SmallCap 600 Value Index
	Fund	565,248
	Total Exchange Traded Funds	$29,566,009

	Investment Funds — 8.1%
503,763	Dreyfus Cash Management,
	Institutional Shares, 0.04%∞Ω	503,763
1,942,496	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.04%**∞Ω	1,942,496
	Total Investment Funds	$2,446,259

	Total Investment Securities —106.7%
	(Cost $27,486,917)	$32,012,268

	Liabilities in Excess of Other Assets — (6.7%)	(2,022,123)

	Net Assets — 100.0%	$29,990,145

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2015 was $1,909,758.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of June 30, 2015.

Portfolio Abbreviation:

ETF - Exchange Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$29,566,009	$—	$—	$29,566,009
Investment Funds	2,446,259	—	—	2,446,259
				$32,012,268

See accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities

June 30, 2015 (Unaudited)

		Touchstone
	Touchstone	Baron Small	Touchstone	Touchstone
	Active Bond	Cap Growth	High Yield	Large Cap Core
	Fund	Fund	Fund	Equity Fund
Assets
Investments, at cost	$47,513,438	$13,800,843	$12,734,693	$31,754,361
Investments, at market value (A)	$47,329,394	$27,643,728	$12,380,273	$39,092,850
Dividends and interest receivable	328,522	21,813	210,114	41,583
Receivable for capital shares sold	5	3,542	153	3,606
Receivable for investments sold	1,518,870	38,560	9,101	—
Securities lending income receivable	58	707	58	—
Tax reclaim receivable	—	—	—	—
Other assets	4,078	106	61	165
Total Assets	49,180,927	27,708,456	12,599,760	39,138,204

Liabilities
Payable for return of collateral for securities on loan	105,027	1,859,820	101,255	—
Payable for capital shares redeemed	14,179	14,324	7,643	3,166
Payable for investments purchased	238,848	—	9,000	—
Payable to Investment Advisor	16,041	22,312	4,660	21,454
Payable to other affiliates	63,233	9,860	171	45,239
Payable to Trustees	3,017	3,017	3,018	3,018
Payable for professional services	7,595	11,117	10,027	10,185
Payable for pricing services	7,864	948	9,564	798
Other accrued expenses and liabilities	65	3,202	3,043	2,349
Total Liabilities	455,869	1,924,600	148,381	86,209

Net Assets	$48,725,058	$25,783,856	$12,451,379	$39,051,995

Net assets consist of:
Paid-in capital	$47,761,884	$8,939,763	$12,124,299	$33,267,097
Accumulated net investment income (loss)	1,592,798	(985)	993,976	650,522
Accumulated net realized gains (losses) on investments, foreign currency transactions and futures contracts	(445,580)	3,002,193	(312,476)	(2,204,113)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	(184,044)	13,842,885	(354,420)	7,338,489
Net assets applicable to shares outstanding	$48,725,058	$25,783,856	$12,451,379	$39,051,995

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,632,337	1,162,647	1,812,785	2,623,865
Net asset value, offering price and redemption price per share	$10.52	$22.18	$6.87	$14.88

(A) Includes market value of securities on loan of:	$103,034	$1,839,403	$96,839	$—

See accompanying Notes to Financial Statements.

28

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone	Touchstone	Touchstone	Touchstone	Touchstone
Mid Cap	Third Avenue	Aggressive ETF	Conservative	Moderate ETF
Growth Fund	Value Fund	Fund	ETF Fund	Fund

$20,400,586	$21,527,443	$20,498,959	$21,967,668	$27,486,917
$25,142,571	$22,886,343	$23,399,690	$24,057,838	$32,012,268
9,599	16,758	49,230	21,781	50,030
4,951	—	—	—	—
163,558	457,633	—	—	—
5	785	1,365	659	1,440
357	18,316	—	—	—
110	132	109	106	162
25,321,151	23,379,967	23,450,394	24,080,384	32,063,900

—	—	800,590	2,003,588	1,942,496
616	11,611	8,138	17,820	15,672
258,803	378,452	52,460	—	53,168
15,680	15,508	4,744	4,569	6,269
20,736	29,737	31,763	29,683	40,964
3,017	3,018	3,017	3,017	3,017
10,156	10,288	9,562	9,793	10,294
—	1,920	143	157	143
4,167	3,914	3,070	3,095	1,732
313,175	454,448	913,487	2,071,722	2,073,755

$25,007,976	$22,925,519	$22,536,907	$22,008,662	$29,990,145

$15,090,078	$17,711,158	$22,008,402	$18,595,280	$20,535,738
(43,773)	912,576	503,381	408,708	716,514

5,219,686	2,943,324	(2,875,607)	914,504	4,212,542

4,741,985	1,358,461	2,900,731	2,090,170	4,525,351
$25,007,976	$22,925,519	$22,536,907	$22,008,662	$29,990,145

1,286,037	1,185,073	1,587,311	1,728,996	1,917,765
$19.45	$19.35	$14.20	$12.73	$15.64

$—	$—	$787,187	$1,961,657	$1,909,758

29

Statements of Operations

For the Six Months Ended June 30, 2015 (Unaudited)

		Touchstone		Touchstone
	Touchstone	Baron Small	Touchstone	Large Cap
	Active Bond	Cap Growth	High Yield	Core Equity
	Fund	Fund	Fund	Fund
Investment Income
Dividends from affiliated securities	$100	$41	$21	$40
Dividends from non-affiliated securities(A)	19	105,599	—	368,083
Interest	704,547	—	388,788	—
Income from securities loaned	319	5,983	258	303
Total Investment Income	704,985	111,623	389,067	368,426

Expenses
Investment advisory fees	109,804	137,000	33,286	129,832
Administration fees	35,466	18,919	9,653	28,962
Compliance fees and expenses	933	933	933	933
Custody fees	5,869	2,259	2,752	1,659
Professional fees	10,273	9,778	8,836	9,420
Transfer Agent fees	72	47	60	60
Pricing expense	14,010	1,381	15,858	1,183
Reports to Shareholders	2,879	2,352	2,352	2,352
Shareholder servicing fees	22,869	30,010	13,314	37,951
Trustee fees	6,269	6,269	6,269	6,269
Other expenses	2,194	1,216	1,925	1,373
Total Expenses	210,638	210,164	95,238	219,994
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	—	(39,240)	(25,337)	(8,269)
Fees eligible for recoupment by the Advisor(B)	26,616	—	—	—
Net Expenses	237,254	170,924	69,901	211,725

Net Investment Income (Loss)	467,731	(59,301)	319,166	156,701

Realized and Unrealized Gains (Losses) on Investments
Net realized gains on investments	411,103	728,034	83,957	1,719,269
Net realized losses on foreign currency	—	—	—	—
Net realized losses on futures contracts	(20,337)	—	—	—
Net change in unrealized appreciation (depreciation) on investments	(704,771)	254,093	11,246	(1,920,505)
Net change in unrealized depreciation on foreign currency transactions	—	—	—	—

Net Realized and Unrealized Gains (Losses) on Investments	(314,005)	982,127	95,203	(201,236)

Change in Net Assets Resulting from Operations	$153,726	$922,826	$414,369	$(44,535)

(A) Net of foreign tax withholding of:	$—	$—	$—	$—

(B) See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

30

Statements of Operations (Unaudited) (Continued)

Touchstone	Touchstone		Touchstone
Mid Cap	Third Avenue	Touchstone	Conservative	Touchstone
Growth	Value	Aggressive ETF	ETF	Moderate ETF
Fund	Fund	Fund	Fund	Fund

$37	$51	$14	$15	$23
109,551	223,534	218,255	181,886	287,985
—	—	—	—	—
139	2,900	11,570	4,539	9,460
109,727	226,485	229,839	186,440	297,468

95,145	96,154	29,343	28,149	39,413
18,395	17,428	17,019	16,326	22,859
933	933	933	933	933
5,738	3,750	1,795	1,786	2,326
9,369	9,278	8,839	8,717	9,003
2,301	60	52	47	60
—	2,196	209	230	209
2,520	2,352	2,352	2,352	2,352
19,029	27,644	29,343	28,149	36,259
6,269	6,269	6,269	6,269	6,269
2,649	1,266	1,216	1,209	1,350
162,348	167,330	97,370	94,167	121,033
(8,848)	(8,676)	(9,340)	(9,721)	(2,795)
—	—	—	—	—
153,500	158,654	88,030	84,446	118,238

(43,773)	67,831	141,809	101,994	179,230

1,517,773	560,296	940,512	111,760	1,391,551
—	(1,541)	—	—	—
—	—	—	—	—
(367,483)	(454,994)	(694,308)	(113,861)	(1,219,582)
—	1,002	—	—	—

1,150,290	104,763	246,204	(2,101)	171,969

$1,106,517	$172,594	$388,013	$99,893	$351,199

$861	$9,601	$—	$—	$—

31

Statements of Changes in Net Assets

	Touchstone		Touchstone
	Active Bond		Baron Small Cap
	Fund		Growth Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30, 2015	December 31,	June 30, 2015	December 31,
	(Unaudited)	2014	(Unaudited)	2014
From Operations
Net investment income (loss)	$467,731	$945,872	$(59,301)	$72,230
Net realized gain on investments and futures contracts	390,766	498,099	728,034	2,271,822
Net change in unrealized appreciation (depreciation) on investments	(704,771)	362,709	254,093	(1,326,624)
Change in Net Assets from Operations	153,726	1,806,680	922,826	1,017,428

Distributions to Shareholders from:
Net investment income	—	(1,255,946)	—	—
Net realized gains	—	—	—	(929,298)
Total Distributions	—	(1,255,946)	—	(929,298)

Share Transactions
Proceeds from Shares Issued	704,054	1,215,844	1,066,150	5,873,235
Reinvestment of distributions	—	1,255,946	—	929,298
Cost of Shares redeemed	(1,111,163)	(2,432,482)	(2,579,873)	(6,054,202)
Change in Net Assets from Share Transactions	(407,109)	39,308	(1,513,723)	748,331

Total Increase (Decrease) in Net Assets	(253,383)	590,042	(590,897)	836,461

Net Assets
Beginning of period	48,978,441	48,388,399	26,374,753	25,538,292
End of period	$48,725,058	$48,978,441	$25,783,856	$26,374,753

Accumulated Net Investment Income (Loss)	$1,592,798	$1,125,067	$(985)	$58,316

Share Transactions
Shares issued	66,506	114,433	48,333	281,106
Shares reinvested	—	119,957	—	44,872
Shares redeemed	(105,021)	(228,684)	(116,853)	(288,463)
Change in Shares Outstanding	(38,515)	5,706	(68,520)	37,515

See accompanying Notes to Financial Statements.

32

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
High Yield		Large Cap		Mid Cap Growth
Fund		Core Equity Fund		Fund
For the	For the	For the	For the	For the	For the
Six Months	Year	Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended	Ended	Ended
June 30, 2015	December 31,	June 30, 2015	December 31,	June 30, 2015	December 31,
(Unaudited)	2014	(Unaudited)	2014	(Unaudited)	2014

$319,166	$674,798	$156,701	$493,823	$(43,773)	$(110,113)
83,957	226,436	1,719,269	3,879,113	1,517,773	3,980,434
11,246	(754,882)	(1,920,505)	763,086	(367,483)	(828,794)
414,369	146,352	(44,535)	5,136,022	1,106,517	3,041,527

—	(1,208,784)	—	(400,191)	—	—
—	—	—	—	—	(3,090,577)
—	(1,208,784)	—	(400,191)	—	(3,090,577)

2,747,199	4,078,462	602,452	4,865,919	1,540,662	4,045,192
—	1,208,784	—	400,191	—	3,090,577
(3,993,203)	(5,805,869)	(2,169,987)	(6,035,151)	(2,816,961)	(9,414,931)
(1,246,004)	(518,623)	(1,567,535)	(769,041)	(1,276,299)	(2,279,162)

(831,635)	(1,581,055)	(1,612,070)	3,966,790	(169,782)	(2,328,212)

13,283,014	14,864,069	40,664,065	36,697,275	25,177,758	27,505,970
$12,451,379	$13,283,014	$39,051,995	$40,664,065	$25,007,976	$25,177,758

$993,976	$674,810	$650,522	$493,821	$(43,773)	$—

400,038	548,247	40,035	337,520	79,580	208,573
—	181,499	—	26,450	—	169,346
(581,619)	(777,192)	(145,045)	(438,312)	(144,503)	(489,406)
(181,581)	(47,446)	(105,010)	(74,342)	(64,923)	(111,487)

33

Statements of Changes in Net Assets (Continued)

	Touchstone		Touchstone
	Third Avenue		Aggressive ETF
	Value Fund		Fund
	For the	For the	For the	For the
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	June 30, 2015	December 31,	June 30, 2015	December 31,
	(Unaudited)	2014	(Unaudited)	2014
From Operations
Net investment income	$67,831	$761,896	$141,809	$357,633
Net realized gains on investments, foreign currency transactions and capital gain distributions received	558,755	5,619,876	940,512	2,157,621
Net change in unrealized depreciation on investments and foreign currency transactions	(453,992)	(7,288,020)	(694,308)	(694,101)
Change in Net Assets from Operations	172,594	(906,248)	388,013	1,821,153

Distributions to Shareholders from:
Net investment income	—	(1,486,457)	—	—
Net realized gains	—	—	—	(497,508)
Total Distributions	—	(1,486,457)	—	(497,508)

Share Transactions
Proceeds from Shares issued	185,686	2,661,675	401,371	481,658
Reinvestment of distributions	—	1,486,457	—	497,508
Cost of Shares redeemed	(2,696,014)	(8,732,052)	(2,351,565)	(5,025,802)
Change in Net Assets from Share Transactions	(2,510,328)	(4,583,920)	(1,950,194)	(4,046,636)

Total Decrease in Net Assets	(2,337,734)	(6,976,625)	(1,562,181)	(2,722,991)

Net Assets
Beginning of period	25,263,253	32,239,878	24,099,088	26,822,079
End of period	$22,925,519	$25,263,253	$22,536,907	$24,099,088
Accumulated Net Investment Income	$912,576	$844,745	$503,381	$361,572

Share Transactions
Shares issued	9,773	124,807	27,964	35,204
Shares reinvested	—	76,425	—	35,869
Shares redeemed	(139,339)	(420,944)	(164,269)	(366,951)
Change in Shares Outstanding	(129,566)	(219,712)	(136,305)	(295,878)

See accompanying Notes to Financial Statements.

34

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone
Conservative ETF		Moderate ETF
Fund		Fund
For the	For the	For the	For the
Six Months	Year	Six Months	Year
Ended	Ended	Ended	Ended
June 30, 2015	December 31,	June 30, 2015	December 31,
(Unaudited)	2014	(Unaudited)	2014

$101,994	$296,783	$179,230	$526,270

111,760	1,080,102	1,391,551	4,778,001

(113,861)	(118,955)	(1,219,582)	(2,819,344)
99,893	1,257,930	351,199	2,484,927

—	(274,617)	—	(541,213)
—	(784,671)	—	—
—	(1,059,288)	—	(541,213)

1,099,789	2,050,088	610,075	662,471
—	1,059,288	—	541,213
(2,580,457)	(5,989,399)	(4,170,888)	(11,635,023)
(1,480,668)	(2,880,023)	(3,560,813)	(10,431,339)

(1,380,775)	(2,681,381)	(3,209,614)	(8,487,625)

23,389,437	26,070,818	33,199,759	41,687,384
$22,008,662	$23,389,437	$29,990,145	$33,199,759
$408,708	$306,714	$716,514	$537,284

85,155	159,895	38,519	43,663
—	82,954	—	34,649
(201,051)	(465,371)	(264,642)	(765,731)
(115,896)	(222,522)	(226,123)	(687,419)

35

Financial Highlights

Touchstone Active Bond Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2015	Year Ended December 31,
(Unaudited)	2014	2013	2012	2011	2010
Net asset value at beginning of period	$10.49	$10.37	$11.00	$11.09	$10.73	$10.37
Income (loss) from investment operations:
Net investment income	0.10	0.20	0.22	0.29	0.37	(A)	0.38
Net realized and unrealized gains (losses) on investments	(0.07)	0.20	(0.46)	0.30	0.53	0.40
Total from investment operations	0.03	0.40	(0.24)	0.59	0.90	0.78
Distributions from:
Net investment income	—	(0.28)	(0.34)	(0.35)	(0.30)	(0.42)
Realized capital gains	—	—	(0.05)	(0.33)	(0.24)	—
Total distributions	—	(0.28)	(0.39)	(0.68)	(0.54)	(0.42)
Net asset value at end of period	$10.52	$10.49	$10.37	$11.00	$11.09	$10.73
Total return(B)	0.29	%(C)	3.82%	(2.18%)	5.28%	8.45%	7.57%
Ratios and supplemental data:
Net assets at end of period (000's)	$48,725	$48,978	$48,388	$53,085	$54,509	$40,408
Ratio to average net assets:
Net expenses	0.97	%(D)	0.98%	1.00%	1.00%	0.93%	0.91%
Gross expenses	0.86	%(D)	1.01%	1.05%	1.00%	0.93%	0.91%
Net investment income	1.91	%(D)	1.92%	2.01%	2.55%	3.29%	3.50%
Portfolio turnover rate	196	%(C)	287%	508%	404%	419%	487%

Touchstone Baron Small Cap Growth Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value at beginning of period	$21.42		$21.40	$17.24	$17.55	$16.74	$13.40
Income (loss) from investment operations:
Net investment income (loss)	(0.05)		0.06	(0.09)	0.31	(0.15)	(0.06)
Net realized and unrealized gains on investments	0.81		0.74	6.94	3.02	0.96	3.40
Total from investment operations	0.76		0.80	6.85	3.33	0.81	3.34
Distributions from:
Net investment income	—		—	(0.27)	—	—	—
Realized capital gains	—		(0.78)	(2.42)	(3.64)	—	—
Total distributions	—		(0.78)	(2.69)	(3.64)	—	—
Net asset value at end of period	$22.18		$21.42	$21.40	$17.24	$17.55	$16.74
Total return(B)	3.55	%(C)	3.85%	40.43%	19.17%	4.84%	24.93%
Ratios and supplemental data:
Net assets at end of period (000's)	$25,784		$26,375	$25,538	$18,125	$19,733	$24,581
Ratio to average net assets:
Net expenses	1.31	%(D)	1.39%	1.55%	1.55%	1.55%	1.55%
Gross expenses	1.61	%(D)	1.69%	1.73%	1.69%	1.63%	1.62%
Net investment income (loss)	(0.45	%)(D)	0.29%	(0.32%)	1.71%	(0.79%)	(0.43%)
Portfolio turnover rate	3	%(C)	18%	8%	15%	15%	18%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

36

Financial Highlights (Continued)

Touchstone High Yield Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2015	Year Ended December 31,
(Unaudited)	2014	2013	2012	2011	2010
Net asset value at beginning of period	$6.66	$7.28	$8.01	$7.59	$7.86	$7.64
Income (loss) from investment operations:
Net investment income	0.16	(A)	0.41	0.46	(A)	0.54	0.74	0.72
Net realized and unrealized gains (losses) on investments	0.05	(0.37)	(0.08)	0.48	(0.26)	0.25
Total from investment operations	0.21	0.04	0.38	1.02	0.48	0.97
Distributions from:
Net investment income	—	(0.66)	(1.11)	(0.60)	(0.75)	(0.75)
Net asset value at end of period	$6.87	$6.66	$7.28	$8.01	$7.59	$7.86
Total return(B)	3.15	%(C)	0.62%	4.75%	13.45%	6.08%	12.65%
Ratios and supplemental data:
Net assets at end of period (000's)	$12,451	$13,283	$14,864	$29,825	$27,191	$32,552
Ratio to average net assets:
Net expenses	1.05	%(D)	1.05%	1.05%	1.05%	1.05%	1.05%
Gross expenses	1.43	%(D)	1.46%	1.26%	1.10%	1.05%	1.05%
Net investment income	4.79	%(D)	4.84%	5.55%	6.47%	6.96%	7.57%
Portfolio turnover rate	30	%(C)	40%	52%	48%	55%	56%

Touchstone Large Cap Core Equity Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011		2010
Net asset value at beginning of period	$14.90		$13.09	$10.09	$9.15	$9.04		$8.20
Income (loss) from investment operations:
Net investment income	0.07		0.18	0.17	0.17	0.12	(A)	0.18
Net realized and unrealized gains (losses) on investments	(0.09)		1.78	3.01	0.93	0.15	(E)	0.82
Total from investment operations	(0.02)		1.96	3.18	1.10	0.27		1.00
Distributions from:
Net investment income	—		(0.15)	(0.18)	(0.16)	(0.16)		(0.16)
Net asset value at end of period	$14.88		$14.90	$13.09	$10.09	$9.15		$9.04
Total return(B)	(0.13	)%(C)	14.93%	31.52%	12.07%	3.02%		12.20%
Ratios and supplemental data:
Net assets at end of period (000's)	$39,052		$40,664	$36,697	$32,823	$32,477		$43,120
Ratio to average net assets:
Net expenses	1.06	%(D)	1.04%	1.00%	1.00%	1.00%		1.00%
Gross expenses	1.10	%(D)	1.16%	1.21%	1.16%	1.13%		1.04%
Net investment income	0.78	%(D)	1.30%	1.16%	1.40%	1.29%		1.07%
Portfolio turnover rate	18	%(C)	41%	54%	39%	33%		33%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.

See accompanying Notes to Financial Statements.

37

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value at beginning of period	$18.64		$18.81	$14.20	$11.84	$13.40	$11.04
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.08)	(0.05)	(0.01)	(0.09)	0.04
Net realized and unrealized gains (losses) on investments	0.84		2.49	4.98	2.37	(1.43)	2.35
Total from investment operations	0.81		2.41	4.93	2.36	(1.52)	2.39
Distributions from:
Net investment income	—		—	—	—	(0.04)	(0.03)
Realized capital gains	—		(2.58)	(0.32)	—	—	—
Total distributions	—		(2.58)	(0.32)	—	(0.04)	(0.03)
Net asset value at end of period	$19.45		$18.64	$18.81	$14.20	$11.84	$13.40
Total return(A)	4.35	%(B)	13.10%	34.81%	19.93%	(11.33%)	21.63%
Ratios and supplemental data:
Net assets at end of period (000's)	$25,008		$25,178	$27,506	$22,242	$20,474	$28,013
Ratio to average net assets:
Net expenses	1.21	%(C)	1.23%	1.26%	1.26%	1.22%	1.17%
Gross expenses	1.28	%(C)	1.33%	1.36%	1.31%	1.25%	1.27%
Net investment income (loss)	(0.35	%)(C)	(0.43%)	(0.32%)	(0.10%)	(0.63%)	0.31%
Portfolio turnover rate	44	%(B)	72%	77%	78%	141%	60%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

38

Financial Highlights (Continued)

Touchstone Third Avenue Value Fund

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
June 30, 2015	Year Ended December 31,
(Unaudited)	2014	2013	2012	2011	2010
Net asset value at beginning of period	$19.22	$21.01	$17.60	$14.58	$17.67	$15.61
Income (loss) from investment operations:
Net investment income	0.05	(A)	0.65	(B)	0.16	0.26	(A)	0.09	(A)	0.25
Net realized and unrealized gains (losses) on investments	0.08	(1.24)	4.12	2.76	(2.80)	2.90
Total from investment operations	0.13	(0.59)	4.28	3.02	(2.71)	3.15
Distributions from:
Net investment income	—	(1.20)	(0.87)	—	(0.38)	(1.09)
Net asset value at end of period	$19.35	$19.22	$21.01	$17.60	$14.58	$17.67
Total return(C)	0.62	%(D)	(2.89%)	24.35%	20.71%	(15.31%)	20.20%
Ratios and supplemental data:
Net assets at end of period (000's)	$22,926	$25,263	$32,240	$31,620	$32,761	$52,578
Ratio to average net assets:
Net expenses	1.32	%(E)	1.27%	1.17%	1.17%	1.17%	1.17%
Gross expenses	1.39	%(E)	1.42%	1.43%	1.39%	1.32%	1.87	%(F)
Net investment income	0.05	%(E)	2.60	%(B)	0.78%	1.58%	0.52%	0.93%
Portfolio turnover rate	14	%(D)	63%	39%	28%	4%	10%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred net investment income per share and ratio of net investment income to average net assets would have been lower by $0.25 and 1.14%, respectively.
(C)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Absent PFIC Tax expenses, the ratio of gross expenses to average net assets would have been 1.37%.

See accompanying Notes to Financial Statements.

39

Financial Highlights (Continued)

Touchstone Aggressive ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013		2012	2011		2010
Net asset value at beginning of period	$13.98		$13.28	$11.13		$10.07	$10.22		$9.17
Income (loss) from investment operations:
Net investment income	0.11		0.21	0.13		0.26	0.16		0.14
Net realized and unrealized gains (losses) on investments	0.11		0.78	2.41		1.01	(0.16	)(A)	1.07
Total from investment operations	0.22		0.99	2.54		1.27	—		1.21
Distributions from:
Net investment income	—		—	(0.33)		(0.21)	(0.15)		(0.16)
Realized capital gains	—		(0.29)	(0.06)		—	—		—
Total distributions	—		(0.29)	(0.39)		(0.21)	(0.15)		(0.16)
Net asset value at end of period	$14.20		$13.98	$13.28		$11.13	$10.07		$10.22
Total return(B)	1.57	%(C)	7.49%	22.91%		12.59%	(0.05%)		13.19%
Ratios and supplemental data:
Net assets at end of period (000's)	$22,537		$24,099	$26,822		$13,960	$17,910		$19,341
Ratio to average net assets:
Net expenses(D)	0.75	%(E)	0.75%	0.75%		0.75%	0.75%		0.75%
Gross expenses(D)	0.83	%(E)	0.87%	1.09%		1.07%	1.04%		1.07%
Net investment income(D)	1.21	%(E)	1.42%	1.49%		1.56%	1.50%		1.54%
Portfolio turnover rate	6	%(C)	12%	11	%(F)	11%	40%		44%

(A)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.
(B)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Ratio does not include income and expenses of the underlying funds.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Enhanced ETF Fund acquired on December 31, 2013. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

40

Financial Highlights (Continued)

Touchstone Conservative ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value at beginning of period	$12.68		$12.61	$12.15	$11.77	$11.60	$10.90
Income (loss) from investment operations:
Net investment income	0.07		0.18	0.12	0.20	0.22	0.24
Net realized and unrealized gains (losses) on investments	(0.02)		0.48	0.91	0.59	0.18	0.72
Total from investment operations	0.05		0.66	1.03	0.79	0.40	0.96
Distributions from:
Net investment income	—		(0.15)	(0.18)	(0.21)	(0.23)	(0.26)
Realized capital gains	—		(0.44)	(0.39)	(0.20)	—	—
Total distributions	—		(0.59)	(0.57)	(0.41)	(0.23)	(0.26)
Net asset value at end of period	$12.73		$12.68	$12.61	$12.15	$11.77	$11.60
Total return(A)	0.39	%(B)	5.23%	8.50%	6.74%	3.44%	8.81%
Ratios and supplemental data:
Net assets at end of period (000's)	$22,009		$23,389	$26,071	$23,536	$23,169	$23,066
Ratio to average net assets:
Net expenses(C)	0.75	%(D)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(C)	0.84	%(D)	0.89%	0.99%	1.01%	0.99%	1.00%
Net investment income(C)	0.91	%(D)	1.20%	1.09%	1.58%	1.76%	1.95%
Portfolio turnover rate	7	%(B)	13%	29%	22%	28%	21%

Touchstone Moderate ETF Fund

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	June 30, 2015		Year Ended December 31,
	(Unaudited)		2014	2013	2012	2011	2010
Net asset value at beginning of period	$15.49		$14.72	$12.89	$11.96	$11.99	$11.01
Income from investment operations:
Net investment income	0.12		0.31	0.23	0.27	0.21	0.23
Net realized and unrealized gains on investments	0.03		0.72	1.87	0.92	0.01	1.01
Total from investment operations	0.15		1.03	2.10	1.19	0.22	1.24
Distributions from:
Net investment income	—		(0.26)	(0.27)	(0.26)	(0.25)	(0.26)
Net asset value at end of period	$15.64		$15.49	$14.72	$12.89	$11.96	$11.99
Total return(A)	0.97	%(B)	6.96%	16.32%	9.94%	1.84%	11.25%
Ratios and supplemental data:
Net assets at end of period (000's)	$29,990		$33,200	$41,687	$42,228	$45,165	$53,492
Ratio to average net assets:
Net expenses(C)	0.75	%(D)	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses(C)	0.77	%(D)	0.79%	0.92%	0.92%	0.91%	0.89%
Net investment income(C)	1.14	%(D)	1.41%	1.29%	1.74%	1.73%	1.79%
Portfolio turnover rate	5	%(B)	11%	9%	9%	17%	19%

(A)	Total returns do not include any insurance, sales or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Ratio does not include income and expenses of the underlying funds.
(D)	Annualized.

See accompanying Notes to Financial Statements.

41

Notes to Financial Statements

June 30, 2015 (Unaudited)

1. Organization

The Touchstone Variable Series Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated February 7, 1994. The Trust consists of the following nine funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Active Bond Fund (“Active Bond Fund”)

Touchstone Baron Small Cap Growth Fund (“Baron Small Cap Growth Fund”)

Touchstone High Yield Fund (“High Yield Fund”)

Touchstone Large Cap Core Equity Fund (“Large Cap Core Equity Fund”)

Touchstone Mid Cap Growth Fund (“Mid Cap Growth Fund”)

Touchstone Third Avenue Value Fund (“Third Avenue Value Fund”)

Touchstone Aggressive ETF Fund (“Aggressive ETF Fund”)

Touchstone Conservative ETF Fund (“Conservative ETF Fund”)

Touchstone Moderate ETF Fund (“Moderate ETF Fund”)

Each Fund is diversified with the exception of the Third Avenue Value Fund, which is non-diversified.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. Shares of beneficial interest of each Fund are available as a funding vehicle for the separate accounts of life insurance companies issuing variable annuity and variable life insurance policies. As of June 30, 2015, outstanding shares were issued to separate accounts of Western-Southern Life Assurance Company, The Western & Southern Life Insurance Company, Integrity Life Insurance Company, National Integrity Life Insurance Company, and Columbus Life Insurance Company, which are all part of Western & Southern Financial Group, Inc. (“Western & Southern”), and the majority of the outstanding shares of the Trust were collectively owned by affiliates of Western & Southern and certain supplemental executive retirement plans sponsored by Western & Southern and its affiliates.

All Funds offer a single class of shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the class of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1	–	quoted prices in active markets for identical securities

•	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

42

Notes to Financial Statements (Unaudited) (Continued)

•	Level 3	–	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2015, for the Funds’ investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Funds’ Portfolio of Investments, which also includes a breakdown of the Funds’ investments by portfolio, geographic or sector allocation. The Funds did not hold any Level 3 categorized securities during the six months ended June 30, 2015.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended June 30, 2015, there were no transfers between Levels 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their most recent evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Money market instruments and other debt securities with remaining maturities of 60 days or less are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

43

Notes to Financial Statements (Unaudited) (Continued)

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.
•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.
•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Investment companies— Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

New accounting pronouncement — In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11, “Repurchase-to-Maturity, Repurchase Financings, and Disclosures”. A repurchase-to-maturity transaction is one where the repurchase agreement settles at the same time as the maturity of the transferred financial asset. These transactions, unlike other repurchase agreements, were accounted for as sales and purchases instead of being treated as secured borrowings. This ASU changes that accounting practice and treats all repurchase agreements as secured borrowings. The ASU additionally requires two new disclosures which are intended to: a) disclose information on transferred assets accounted for as sales in transactions that are economically similar to repurchase agreements, and b) provide increased transparency about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings. The ASU impacts all entities that enter into repurchase-to-maturity transactions, entities that account for these transactions as a sale and a purchase, and entities that engage in repurchase agreements and securities lending transactions. The new disclosures are required to be presented for annual periods beginning after December 15, 2014, and interim periods beginning after March 15, 2015. Management is currently evaluating the impact these updates may have on the Funds’ financial statements and disclosures.

Futures Contracts—The Active Bond Fund buys and sells futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act, or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations there under. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

44

Notes to Financial Statements (Unaudited) (Continued)

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of June 30, 2015, Active Bond Fund did not hold any future contracts.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Real Estate Investment Trusts—The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities—In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Active Bond Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, the Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in

45

Notes to Financial Statements (Unaudited) (Continued)

excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of June 30, 2015, the Active Bond Fund did not have any assets and liabilities that were subject to netting arrangements in the Statement of Assets and Liabilities.

The following table sets forth the operations of the Active Bond Fund’s derivative financial instruments by primary risk exposure for the period ended June 30, 2015:

The Effect of Derivative Investments on the Statement of Operations
for the Six Months Ended June 30, 2015
	Derivatives not accounted for as hedging	Realized Gain (Loss)
Fund	instruments under ASC 815	on Derivatives
Active Bond Fund	Futures - Interest Rate Contracts*	$(20,337)

* Statements of Operations Location: Net realized losses on futures contracts.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

46

Notes to Financial Statements (Unaudited) (Continued)

As of June 30, 2015, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Active Bond Fund	$103,034	$105,027
Baron Small Cap Growth Fund	1,839,403	1,859,820
High Yield Fund	96,839	101,255
Aggressive ETF Fund	787,187	800,590
Conservative ETF Fund	1,961,657	2,003,588
Moderate ETF Fund	1,909,758	1,942,496

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral. The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Funds. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Share valuation—The NAV per share of each Fund is calculated daily by dividing the total value of a Fund’s assets, less liabilities, by its number of outstanding shares.

Investment income— Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income.

Distributions to shareholders— Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund declares and distributes net investment income, if any, annually as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income that invest in underlying funds is affected by the timing of dividend declarations by underlying funds.

Allocations—Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Investment Trust, Touchstone Funds Group Trust, Touchstone Tax-Free

47

Notes to Financial Statements (Unaudited) (Continued)

Trust, Touchstone Institutional Funds Trust and Touchstone Strategic Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2015:

		Baron Small
	Active Bond	Cap Growth	High Yield
	Fund	Fund	Fund
Purchases of investment securities	$9,955,074	$699,978	$4,086,387
Proceeds from sales and maturities	$10,020,870	$1,557,605	$3,820,319

	Large Cap	Mid Cap	Third Avenue
	Core Equity	Growth	Value
	Fund	Fund	Fund
Purchases of investment securities	$6,959,123	$10,950,779	$3,254,154
Proceeds from sales and maturities	$8,467,832	$12,380,508	$5,766,423

	Aggressive	Conservative	Moderate
	ETF Fund	ETF Fund	ETF Fund
Purchases of investment securities	$1,309,275	$1,466,514	$1,634,522
Proceeds from sales and maturities	$3,155,505	$2,865,523	$5,037,734

For the six months ended June 30, 2015, purchases and proceeds from sales and maturities in U.S. Government Securities were $83,123,176 and $86,536,284 for the Active Bond Fund, respectively.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”),Touchstone Securities, Inc. (the “Underwriter”) or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern.

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $56,421 for the six months ended June 30, 2015.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed

48

Notes to Financial Statements (Unaudited) (Continued)

and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Active Bond Fund*	0.40% on the first $300 million
0.35% on such assets over $300 million
Baron Small Cap Growth Fund	1.05%
High Yield Fund	0.50% on the first $100 million
0.45% on the next $100 million
0.40% on the next $100 million
0.35% on such assets over $300 million
Large Cap Core Equity Fund	0.65% on the first $100 million
0.60% on the next $100 million
0.55% on the next $100 million
0.50% on such assets over $300 million
Mid Cap Growth Fund	0.75% on the first $500 million
0.70% on the next $500 million
0.65% on such assets over $1 billion
Third Avenue Value Fund	0.80% on the first $100 million
0.75% on the next $100 million
0.70% on the next $100 million
0.65% on such assets over $300 million
Aggressive ETF Fund	0.25% on the first $50 million
Conservative ETF Fund	0.23% on the next $50 million
Moderate ETF Fund	0.20% on such assets over $100 million

* Prior to March 1, 2015, the Fund paid 0.55% on the first $100 million, 0.50% on the next $100 million, 0.45% on the next $100 million and 0.40% on such assets over $300 million.

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

BAMCO, Inc.	Todd Asset Management, LLC
Baron Small Cap Growth Fund	Large Cap Core Equity Fund
Aggressive ETF Fund
Fort Washington Investment Advisors, Inc.*	Conservative ETF Fund
Active Bond Fund	Moderate ETF
Fund High Yield Fund
Westfield Capital Management Company, L.P.
Third Avenue Management, LLC	Mid Cap Growth Fund
Third Avenue Value Fund

* Affiliate of the Advisor and wholly-owned indirect subsidiary of Western & Southern

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on

49

Notes to Financial Statements (Unaudited) (Continued)

a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive advisory fees and administration fees, and to reimburse expenses in order to maintain the following expense limitations for the Funds:

Fund
Active Bond Fund	0.97%
Baron Small Cap Growth Fund	1.31%
High Yield Fund	1.05%
Large Cap Core Equity Fund	1.06%
Mid Cap Growth Fund	1.21%
Third Avenue Value Fund	1.32%
Aggressive ETF Fund	0.75%
Conservative ETF Fund	0.75%
Moderate ETF Fund	0.75%

These expense limitations will remain in effect for all Funds through at least April 29, 2016, except for Active Bond Fund, Large Cap Core Equity Fund and Mid Cap Growth Fund which will remain in effect through April 29, 2017.

During the six months ended June 30, 2015, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, of the Funds as follows:

	Investment	Administration	Shareholder
	Advisory	Fees	Servicing
Fund	Fees Waived	Waived	Fees Waived	Total
Baron Small Cap Growth Fund	$—	$18,919	$20,321	$39,240
High Yield Fund	2,370	9,653	13,314	25,337
Large Cap Core Equity Fund	—	8,269	—	8,269
Mid Cap Growth Fund	—	8,848	—	8,848
Third Avenue Value Fund	—	8,676	—	8,676
Aggressive ETF Fund	—	9,340	—	9,340
Conservative ETF Fund	—	9,721	—	9,721
Moderate ETF Fund	—	2,795	—	2,795

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect of the time of waiver or reimbursement.

At June 30, 2015, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
	December 31,	December 31,	December 31,	December 31,
Fund	2015	2016	2017	2018	Total
Active Bond Fund	$—	$621	$14,610	$—	$15,231
Baron Small Cap Growth Fund	19,452	38,995	49,435	18,920	126,802
High Yield Fund	13,923	43,426	29,905	12,023	99,277
Large Cap Core Equity Fund	38,996	67,963	44,995	8,269	160,223
Mid Cap Growth Fund	9,780	25,785	26,747	8,849	71,161
Third Avenue Value Fund	50,398	63,024	44,987	8,676	167,085
Aggressive ETF Fund	35,308	30,620	29,635	9,340	104,903
Conservative ETF Fund	41,861	50,398	33,583	9,720	135,562
Moderate ETF Fund	41,581	72,057	15,299	2,796	131,733

50

Notes to Financial Statements (Unaudited) (Continued)

For the six months ended June 30, 2015, the Advisor may recoup fees and expenses, subject to Board approval, from the Active Bond Fund of $26,616.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION

The Trust has adopted a Shareholder Services Plan under which shares of each Fund may directly or indirectly bear expenses for shareholder services provided. Each Fund will incur or reimburse expenses for shareholder services at an annual rate not to exceed 0.25% of the average daily net assets.

UNDERWRITING AGREEMENT

The Underwriter acts as exclusive agent for the distribution of the Funds’ shares. The Underwriter receives no compensation under this agreement.

51

Notes to Financial Statements (Unaudited) (Continued)

AFFILIATED INVESTMENTS

Each Fund may have invested in the Touchstone Institutional Money Market Fund through June 19, 2015, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the Funds were invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator were paid additional fees from the Touchstone Institutional Money Market Fund that were not waived or reimbursed.

A summary of each Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended June 30, 2015, is as follows:

	Share Activity
	Balance			Balance		Value
	12/31/14	Purchases	Sales	06/30/15	Dividends	06/30/15
Active Bond Fund	1,352,467	39,088,807	(40,441,274)	—	$100	$—
Baron Small Cap Growth Fund	1,437,513	1,661,848	(3,099,361)	—	41	—
High Yield Fund	1,242,581	3,975,643	(5,218,224)	—	21	—
Large Cap Core Equity Fund	—	3,822,285	(3,822,285)	—	40	—
Mid Cap Growth Fund	1,203,959	6,795,385	(7,999,344)	—	37	—
Third Avenue Value Fund	1,119,946	2,980,382	(4,100,328)	—	51	—
Aggressive ETF Fund	414,640	1,820,909	(2,235,549)	—	14	—
Conservative ETF Fund	323,485	2,810,934	(3,134,419)	—	15	—
Moderate ETF Fund	630,629	3,369,720	(4,000,349)	—	23	—

5. Federal Tax Information

Federal income tax—It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

The tax character of distributions paid for the years ended December 31, 2014 and 2013 are as follows:

			Baron Small Cap		High Yield
	Active Bond Fund		Growth Fund		Fund
	2014	2013	2014	2013	2014	2014
From ordinary income	$1,255,946	$1,761,458	$—	$320,878	$1,208,784	$1,954,374
From long-term capital gains	—	—	929,298	2,557,765	—	—
Total distributions	$1,255,946	$1,761,458	$929,298	$2,878,643	$1,208,784	$1,954,374

	Large Cap				Third Avenue
	Core Equity Fund		Mid Cap Growth Fund		Value Fund
	2014	2013	2014	2013	2014	2013
From ordinary income	$400,191	$487,271	$692,256	$—	$1,486,457	$1,282,581
From long-term capital gains	—	—	2,398,321	462,839	—	—
Total distributions	$400,191	$487,271	$3,090,577	$462,839	$1,486,457	$1,282,581

	Aggressive		Conservative		Moderate
	ETF Fund		ETF Fund		ETF Fund
	2014	2013	2014	2013	2014	2013
From ordinary income	$5	$467,020	$276,355	$367,724	$541,213	$760,226
From long-term capital gains	497,503	84,875	782,933	760,314	—	—
Total distributions	$497,508	$551,895	$1,059,288	$1,128,038	$541,213	$760,226

52

Notes to Financial Statements (Unaudited) (Continued)

The following information is computed on a tax basis for each item as of December 31, 2014:

		Baron Small
		Cap Growth	High Yield
	Active Bond Fund	Fund	Fund
Tax cost of portfolio investments	$48,178,805	$16,676,918	$13,488,008
Gross unrealized appreciation	1,065,941	13,678,955	167,138
Gross unrealized depreciation	(546,693)	(86,612)	(532,904)
Net unrealized appreciation (depreciation)	519,248	13,592,343	(365,766)
Accumulated capital losses	(834,867)	—	(396,333)
Undistributed ordinary income	1,125,067	41,451	674,810
Undistributed long-term capital gains	—	2,287,473	—
Accumulated earnings (deficit)	$809,448	$15,921,267	$(87,289)

	Large Cap
	Core Equity	Mid Cap	Third Avenue
	Fund	Growth Fund	Value Fund
Tax cost of portfolio investments	$30,471,092	$21,429,140	$24,498,482
Gross unrealized appreciation	9,779,024	5,409,065	3,085,753
Gross unrealized depreciation	(575,376)	(396,427)	(1,293,432)
Net unrealized appreciation (depreciation)	9,203,648	5,012,638	1,792,321
Net unrealized appreciation (depreciation) on foreign currency transactions	—	—	(1,441)
Accumulated capital losses	(3,868,036)	—	—
Undistributed ordinary income	493,821	1,291,087	863,505
Undistributed long-term capital gains	—	2,507,656	2,387,382
Accumulated earnings (deficit)	$5,829,433	$8,811,381	$5,041,767

	Aggressive	Conservative	Moderate
	ETF Fund	ETF Fund	ETF Fund
Tax cost of portfolio investments	$23,554,849	$25,631,431	$33,476,065
Gross unrealized appreciation	3,697,430	2,204,031	5,821,369
Gross unrealized depreciation	(195,794)	(213,521)	(620,609)
Net unrealized appreciation (depreciation)	3,501,636	1,990,510	5,200,760
Accumulated capital and other losses	(3,722,716)	—	—
Undistributed ordinary income	361,572	348,117	537,284
Undistributed long-term capital gains	—	974,862	3,365,164
Accumulated earnings (deficit)	$140,492	$3,313,489	$9,103,208

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sales loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments, and partnership securities.

53

Notes to Financial Statements (Unaudited) (Continued)

As of December 31, 2014, the Funds had the following capital loss carryforwards for federal income tax purposes:

				No	No
	Short Term Expiring on*			Expiration	Expiration
	2016	2017	2018	Short Term*	Long Term*	Total
Active Bond Fund	$—	$—	$—	$834,867	$—	$834,867
High Yield Fund	—	396,333	—	—	—	396,333
Large Cap Core Equity Fund	—	1,406,145	2,461,891	—	—	3,868,036
Aggressive EFT Fund**	3,722,716	—	—	—	—	3,722,716

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act first became effective for the Funds’ fiscal year ended December 31, 2012 and are applicable to all subsequent fiscal years. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

** May be subject to limitation.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2011 through 2014) and have concluded that no provision for income tax is required in their financial statements.

As of June 30, 2015 the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$47,513,438	$519,388	$(703,432)	$(184,044)
Baron Small Cap Growth Fund	13,800,843	13,906,871	(63,986)	13,842,885
High Yield Fund	12,734,693	131,462	(485,882)	(354,420)
Large Cap Core Equity Fund	31,754,361	8,248,797	(910,308)	7,338,489
Mid Cap Growth Fund	20,400,586	5,123,062	(381,077)	4,741,985
Third Avenue Value Fund	21,527,443	2,517,458	(1,158,558)	1,358,900
Aggressive ETF Fund	20,498,959	2,979,653	(78,922)	2,900,731
Conservative ETF Fund	21,967,668	2,090,170	—	2,090,170
Moderate ETF Fund	27,486,917	4,560,622	(35,271)	4,525,351

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

7. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the

54

Notes to Financial Statements (Unaudited) (Continued)

risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

8. Risk Associated with Concentration

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Funds’ NAVs and magnified effect on the total return.

9. Risks Associated with Credit

An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

10. Risks Associated with Interest Rate Changes

As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. There may be less governmental intervention in the securities markets in the near future. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

11. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date financial statements were issued.

At a meeting of the Board of Trustees (the “Board”) of the Trust held on May 21, 2015, the Board approved several proposals regarding the Mid Cap Growth Fund. Fort Washington Investment Advisors, Inc. (“Fort Washington”) will replace Westfield Capital Management Company, L.P. (“Westfield”) as sub-advisor to the Mid Cap Growth Fund, subject to shareholder approval. In addition, the Board approved certain changes to the Mid Cap Growth Fund’s investment goal, principal investment strategies and subclassification under the 1940 Act from a “diversified” fund to a “non-diversified” fund to allow Fort Washington to manage the Mid Cap Growth Fund’s investment portfolio in accordance with its focused equity strategy, and also approved a change of the Mid Cap Growth Fund’s name to the Touchstone Focused Fund (collectively the “Repositioning”).

55

Notes to Financial Statements (Unaudited) (Continued)

The shareholders have approved the transition of sub-advisory services from Westfield to Fort Washington and the related Repositioning which is expected to occur on or about August 31, 2015.

There were no other subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

56

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the Commission) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; or (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 through June 30, 2015).

Actual Expenses

The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended June 30, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table below for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

57

Other Items (Unaudited) (Continued)

				Expenses
	Net Expense	Beginning	Ending	Paid During
	Ratio	Account	Account	the Six Months
	Annualized	Value	Value	Ended
	June 30,	January 1,	June 30,	June 30,
	2015	2015	2015	2015*
Touchstone Active Bond Fund
Actual	0.97%	$1,000.00	$1,002.90	$4.82
Hypothetical	0.97%	$1,000.00	$1,019.98	$4.86

Touchstone Baron Small Cap Growth Fund
Actual	1.31%	$1,000.00	$1,035.50	$6.61
Hypothetical	1.31%	$1,000.00	$1,018.30	$6.56

Touchstone High Yield Fund
Actual	1.05%	$1,000.00	$1,031.50	$5.29
Hypothetical	1.05%	$1,000.00	$1,019.59	$5.26

Touchstone Large Cap Core Equity Fund
Actual	1.06%	$1,000.00	$998.70	$5.25
Hypothetical	1.06%	$1,000.00	$1,019.54	$5.31

Touchstone Mid Cap Growth Fund
Actual	1.21%	$1,000.00	$1,043.50	$6.13
Hypothetical	1.21%	$1,000.00	$1,018.79	$6.06

Touchstone Third Avenue Value Fund
Actual	1.32%	$1,000.00	$1,006.20	$6.57
Hypothetical	1.32%	$1,000.00	$1,018.25	$6.61

Touchstone Aggressive ETF Fund**
Actual	0.75%	$1,000.00	$1,015.70	$3.75
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76

Touchstone Conservative ETF Fund**
Actual	0.75%	$1,000.00	$1,003.90	$3.73
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76

Touchstone Moderate ETF Fund**
Actual	0.75%	$1,000.00	$1,009.70	$3.74
Hypothetical	0.75%	$1,000.00	$1,021.08	$3.76

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

**	The annualized expense ratio for the Fund does not include fees and expenses of the underlying funds in which the Fund invests.

Advisory and Sub-Advisory Agreement Approval Disclosure

At an in-person meeting held on May 21, 2015,Touchstone Advisors, Inc. (the “Advisor”) proposed the replacement of the current sub-advisor of the Touchstone Mid Cap Growth Fund (the “Fund”), Westfield Capital Management LP (“Westfield”), to the Board of Trustees (the “Board”) of Touchstone Variable Series Trust. The Board approved, subject to approval by the shareholders of the Fund, replacing Westfield with Fort Washington Investment Advisors, Inc. (“Fort Washington”), an affiliate of the Advisor. In connection with this change, the Board also approved changes to the Fund’s investment goal, principal investment strategies and name.

The Advisor and Fort Washington provided the Board with various written materials in advance of the May 21, 2015 meeting to assist with the Board’s consideration of a new Sub-Advisory Agreement between the Advisor and Fort Washington (the “New Sub-Advisory Agreement”).The Advisor provided written and oral information stating the basis for its recommendation to engage Fort Washington. The information also included details regarding Fort Washington’s: (a) investment philosophy and investment process; (b) investment management services proposed to be provided to the Fund; (c) investment management personnel; (d) operating history,

58

Other Items (Unaudited) (Continued)

infrastructure and financial condition; (e) proposed sub-advisory fee that would be paid to Fort Washington by the Advisor; and (f) reputation, expertise and resources as an investment advisor. The Board then discussed the written materials that the Board received before the meeting and all other information that the Board received at the meeting.

The Board, including the Independent Trustees voting separately, unanimously determined that the proposal to approve the New Sub-Advisory Agreement for the Fund would be in the best interests of the shareholders and the Fund. In approving the New Sub-Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) Fort Washington’s proposed compensation; (3) Fort Washington’s past performance; and (4) the terms of the New Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services to be provided by Fort Washington. The Board considered Fort Washington’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund. The Board also noted that it is familiar with Fort Washington, as Fort Washington serves as a sub-advisor to other Touchstone Funds, including the Touchstone Focused Fund, a series of Touchstone Strategic Trust (“TST”), which it manages in accordance with the focused equity strategy. The Board also took into consideration that the Advisor was satisfied with Fort Washington’s in-house risk and compliance teams.

The Board noted that Fort Washington would utilize the identical strategy currently employed for the TST Focused Fund in managing the Fund. The Board also noted that the personnel who would manage the Fund would be the same personnel who currently manage the TST Focused Fund. Specifically, James Wilhelm will be the portfolio manager for the Fund. The Board noted that Mr. Wilhelm has managed the TST Focused Fund since 2012.

Fort Washington’s Compensation. The Board took into consideration the financial condition of Fort Washington and any direct and indirect benefits to be derived by Fort Washington and its affiliates, including the Advisor, from Fort Washington’s relationship with the Fund. In considering the anticipated level of profitability to Fort Washington and its affiliates, including the Advisor, the Board noted the proposed contractual undertaking of the Advisor to maintain expense limitations for the Fund and also noted that the sub-advisory fee under the New Sub-Advisory Agreement would be paid by the Advisor out of the advisory fee that it receives from the Fund. As a consequence, the anticipated level of profitability to Fort Washington from its relationship with the Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider potential economies of scale in Fort Washington’s management of the Fund to be a substantial factor in its consideration. The Board noted that, as a result of the change in sub-advisor, the advisory fee paid to the Advisor would be lower at all asset levels than the current advisory fee paid by the Fund (before the effect of fee waivers and/or expense reimbursements) and that the expense limitation for the Fund would not be changed. Further, the Board noted that the sub-advisory fee paid to Fort Washington for the Fund will be identical to the sub-advisory paid to Fort Washington for the TST Focused Fund.

Sub-Advisory Fee and Fund Performance. The Board considered that the Fund would pay an advisory fee to the Advisor and that the Advisor would pay a sub-advisory fee to Fort Washington out of the advisory fee. The Board also considered certain comparative fee information concerning the current sub-advisory fee paid to Westfield for managing the Fund. The Board also compared Fort Washington’s proposed sub-advisory fee to the sub-advisory fees paid to Westfield, noting that the fee to be paid by the Advisor to Fort Washington would be lower at all asset levels than the sub-advisory fee paid to Westfield. The Board considered the amount of

59

Other Items (Unaudited) (Continued)

the advisory fee to be retained by the Advisor and the amount to be paid to Fort Washington with respect to the various services to be provided by the Advisor and Fort Washington.

The Board also considered Fort Washington’s investment performance. The Trustees reviewed Fort Washington’s investment performance across various sectors, highlighting the strong returns of Fort Washington’s focused equity composite. The Trustees also took into consideration the investment performance of the TST Focused Fund. The Board was mindful of the Advisor’s focus on the performance of sub-advisors, including Fort Washington. Based upon their review, the Trustees concluded that the Fund’s proposed sub-advisory fee was reasonable in light of the services to be received by the Fund from Fort Washington.

Conclusion. The Board reached the following conclusions regarding the New Sub-Advisory Agreement: (a) Fort Washington is qualified to manage the Fund’s assets in accordance with the Fund’s new investment goal and policies; (b) Fort Washington maintains an appropriate compliance program; (c) the Fund’s proposed sub-advisory fee is reasonable in relation to the fees of similar funds and the services to be provided by Fort Washington; and (d) Fort Washington’s proposed investment strategies are appropriate for pursuing the new investment goal of the Fund. In considering the approval of the New Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. Based on its conclusions, the Board, including a majority of the Independent Trustees, determined that approval of the New Sub-Advisory Agreement was in the best interests of the Fund and its shareholders and recommended that shareholders approve the New Sub-Advisory Agreement.

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

63

TSF-1006-TVST-SAR-1506

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Variable Series Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	08/28/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	08/28/15

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	08/28/15

* Print the name and title of each signing officer under his or her signature.